Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2011	Jan. 23, 2012	May 31, 2011
Document Type	10-K
Amendment Flag	false
Document Period End Date	Nov 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CCL
Entity Registrant Name	CARNIVAL CORP
Entity Central Index Key	0000815097
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		595,964,160
Entity Public Float			$ 15,300,000,000
CARNIVAL PLC
Trading Symbol	CUK
Entity Registrant Name	CARNIVAL PLC
Entity Central Index Key	0001125259
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		215,069,160
Entity Public Float			$ 7,400,000,000

CARNIVAL CORPORATION & PLC CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Cruise
Passenger tickets	$ 12,158	$ 11,084	$ 10,288
Onboard and other	3,357	3,104	2,885
Tour and other	278	281	287
Revenues	15,793	14,469	13,460
Cruise
Commissions, transportation and other	2,461	2,272	2,220
Onboard and other	506	474	461
Payroll and related	1,723	1,611	1,498
Fuel	2,193	1,622	1,156
Food	965	869	839
Other ship operating	2,247	2,032	1,997
Tour and other	204	212	236
Total	10,299	9,092	8,407
Selling and administrative	1,717	1,614	1,590
Depreciation and amortization	1,522	1,416	1,309
Costs and Expenses	13,538	12,122	11,306
Operating income (loss)	2,255	2,347	2,154
Nonoperating (Expense) Income
Interest income	11	12	14
Interest expense, net of capitalized interest	(365)	(378)	(380)
Gains on fuel derivatives, net	1
Other income (expense), net	10	(2)	18
Nonoperating Income (Expense), Total	(343)	(368)	(348)
Income Before Income Taxes	1,912	1,979	1,806
Income Tax Expense, Net		(1)	(16)
Net Income	$ 1,912	$ 1,978	$ 1,790
Earnings Per Share
Basic	$ 2.43	$ 2.51	$ 2.27
Diluted	$ 2.42	$ 2.47	$ 2.24
Dividends Declared Per Share	$ 1	$ 0.4

CARNIVAL CORPORATION & PLC CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Nov. 30, 2011		Nov. 30, 2010
Current Assets
Cash and cash equivalents	$ 450		$ 429
Trade and other receivables, net	263		248
Inventories	374		320
Prepaid expenses and other	225		247
Total current assets	1,312		1,244
Property and Equipment, Net	32,054	[1]	30,967	[1]
Goodwill	3,322		3,320
Other Intangibles	1,330		1,320
Other Assets	619		639
Assets, Total	38,637		37,490
Current Liabilities
Short-term borrowings	281	[2]	740	[2]
Current portion of long-term debt	1,019	[2]	613	[2]
Accounts payable	576		503
Accrued liabilities and other	1,123		1,094
Customer deposits	3,106		2,805
Total current liabilities	6,105		5,755
Long-Term Debt	8,053	[2]	8,011	[2]
Other Long-Term Liabilities and Deferred Income	647		693
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	8,180		8,094
Retained earnings	18,349		17,224
Accumulated other comprehensive loss	(209)		(254)
Treasury stock, 52 shares at 2011 and 39 shares at 2010 of Carnival Corporation and 33 shares at 2011 and 31 shares at 2010 of Carnival plc, at cost	(2,851)		(2,394)
Total shareholders' equity	23,832		23,031
Liabilities and Equity, Total	38,637		37,490
Common stock
Shareholders' Equity
Common stock	6		6
Ordinary shares
Shareholders' Equity
Common stock	$ 357		$ 355

[1]	At November 30, 2011 and 2010, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.5 billion, $12.1 billion, $0.2 billion and $0.2 billion, respectively.
[2]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.

CARNIVAL CORPORATION & PLC CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Nov. 30, 2011	Nov. 30, 2010
Common stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,960	1,960
Common stock, shares issued	647	646
Treasury stock, shares	52	39
Ordinary shares
Common stock, par value	$ 1.66	$ 1.66
Common stock, shares issued	215	214
Treasury stock, shares	33	31

CARNIVAL CORPORATION & PLC CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
OPERATING ACTIVITIES
Net income	$ 1,912	$ 1,978	$ 1,790
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,522	1,416	1,309
Share-based compensation	46	43	50
Other	48	(15)	37
Changes in operating assets and liabilities
Receivables	(43)	106	81
Inventories	(54)	(12)	10
Prepaid expenses and other	18	(14)	7
Accounts payable	67	(36)	74
Accrued and other liabilities	(41)	81	29
Customer deposits	291	271	(45)
Net cash provided by operating activities	3,766	3,818	3,342
INVESTING ACTIVITIES
Additions to property and equipment	(2,696)	(3,579)	(3,380)
Other, net	50	78	(4)
Net cash used in investing activities	(2,646)	(3,501)	(3,384)
FINANCING ACTIVITIES
(Repayments of) proceeds from short-term borrowings, net	(450)	626	(288)
Principal repayments of revolvers	(13)	(350)	(1,749)
Proceeds from revolvers	8	94	1,166
Principal repayments of other long-term debt	(1,237)	(1,842)	(1,273)
Proceeds from issuance of other long-term debt	1,696	1,280	2,299
Dividends paid	(671)	(237)	(314)
Purchases of treasury stock	(454)	(524)	(188)
Sales of treasury stock		545	196
Proceeds from settlement of foreign currency swaps			113
Other, net	28	4	(55)
Net cash used in financing activities	(1,093)	(404)	(93)
Effect of exchange rate changes on cash and cash equivalents	(6)	(22)	23
Net increase (decrease) in cash and cash equivalents	21	(109)	(112)
Cash and cash equivalents at beginning of year	429	538	650
Cash and cash equivalents at end of year	$ 450	$ 429	$ 538

CARNIVAL CORPORATION & PLC CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common stock	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss) income	Treasury stock
Beginning Balances at Nov. 30, 2008	$ 19,137	$ 6	$ 354	$ 7,925	$ 13,771	$ (623)	$ (2,296)
Comprehensive income
Net income	1,790				1,790
Change in foreign currency translation adjustment	1,043					1,043
Other	42					42
Total comprehensive income	2,875
Purchases and sales under the Stock Swap program and other	27			(5)			32
Ending Balances at Nov. 30, 2009	22,039	6	354	7,920	15,561	462	(2,264)
Comprehensive income
Net income	1,978				1,978
Change in foreign currency translation adjustment	(664)					(664)
Other	(52)					(52)
Total comprehensive income	1,262
Cash dividends declared	(315)				(315)
Purchases and sales under the Stock Swap program and other	45		1	174			(130)
Ending Balances at Nov. 30, 2010	23,031	6	355	8,094	17,224	(254)	(2,394)
Comprehensive income
Net income	1,912				1,912
Change in foreign currency translation adjustment	(24)					(24)
Other	69					69
Total comprehensive income	1,957
Cash dividends declared	(787)				(787)
Purchases of treasury stock under the Repurchase Program and other	(369)		2	86			(457)
Ending Balances at Nov. 30, 2011	$ 23,832	$ 6	$ 357	$ 8,180	$ 18,349	$ (209)	$ (2,851)

General	12 Months Ended
Nov. 30, 2011
General

NOTE 1 – General

Description of Business

Carnival Corporation is incorporated in Panama, and Carnival plc is incorporated in England and Wales. Carnival Corporation and Carnival plc operate a dual listed company (“DLC”), whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and through provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as if they are a single economic enterprise, but each has retained its separate legal identity. Each company’s shares are publicly traded; on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. In addition, Carnival plc American Depository Shares are traded on the NYSE. See Note 3.

The accompanying consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2011 Annual Report as “Carnival Corporation & plc,” “our,” “us,” and “we.”

We are the largest cruise company and among the largest vacation companies in the world. Each of our cruise brands is an operating segment that we aggregate into either the (1) North America or (2) Europe, Australia & Asia reportable cruise segments (see Note 11). As of January 23, 2012, the summary by cruise brand of our passenger capacity, the number of cruise ships we operate and the primary areas or countries from where our guests are sourced are as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets

North America
Carnival Cruise Lines	58,274	23	North America
Princess Cruises (“Princess”)	36,900	16	North America
Holland America Line	23,492	15	North America
Seabourn	1,974	6	North America

North America Cruise Brands	120,640	60

Europe, Australia & Asia (“EAA”)
Costa Cruises (“Costa”) (b)	29,286	14	Italy, France and Germany
P&O Cruises (UK)	14,610	7	United Kingdom (“UK”)
AIDA Cruises (“AIDA”)	14,248	8	Germany
Cunard	6,670	3	UK and North America
P&O Cruises (Australia) (c)	6,242	4	Australia
Ibero Cruises (“Ibero”)	4,176	3	Spain and South America

EAA Cruise Brands	75,232	39

	195,872	99

(a)	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.

(b)	Does not include the 2,978-passenger capacity Costa Concordia (See Note 15).

(c)	Includes the 1,460-passenger capacity Pacific Sun, which was sold in December 2011 to an unrelated entity and is being operated under a bareboat charter agreement until July 2012.

Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2011
Summary of Significant Accounting Policies

NOTE 2 – Summary of Significant Accounting Policies

Basis of Presentation

We consolidate entities over which we have control, as typically evidenced by a direct ownership interest of greater than 50%, or for which we are the primary beneficiary (see Note 3). We do not separately present our noncontrolling interests in the consolidated financial statements since the amounts are insignificant. For affiliates where significant influence over financial and operating policies exists, as typically evidenced by a direct ownership interest from 20% to 50%, the investment is accounted for using the equity method.

Preparation of Financial Statements

The preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed in our financial statements. Actual results may differ from the estimates used in preparing our consolidated financial statements. All significant intercompany balances and transactions are eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents include investments with maturities of three months or less at acquisition, which are stated at cost. At November 30, 2011 and 2010, cash and cash equivalents are comprised of cash on hand, money market funds and time deposits.

Inventories

Inventories consist primarily of food and beverage provisions, hotel and restaurant products and supplies, fuel and gift shop and art merchandise held for resale, which are all carried at the lower of cost or market. Cost is determined using the weighted-average or first-in, first-out methods.

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-28	0% or 15%
Buildings and improvements	5-35	0-10%
Computer hardware and software	3-7	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life	-

Our cruise business is very capital intensive. Each year, a capital program is developed for the improvement of our ships, as well as asset replacements to enhance efficiency of operations, gain strategic benefits or provide newer improved product offerings to our guests. Ship improvement costs that we believe add value to our ships, such as those incurred for refurbishments, safety and operational efficiencies, are capitalized to the ships and depreciated over their or the ships’ estimated remaining useful life, whichever is shorter, while costs of repairs and maintenance, including minor improvement costs, are charged to expense as incurred. We capitalize interest as part of acquiring ships and other capital projects during their construction period. The specifically identified or estimated cost and accumulated depreciation of previously capitalized ship components are written-off upon retirement, which may result in a loss on disposal that is included in other ship operating expenses.

Dry-dock costs primarily represent planned major maintenance activities that are incurred when a ship is taken out-of-service for scheduled maintenance. These costs are expensed as incurred and included in other ship operating expenses.

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. Upon the occurrence of a triggering event, the assessment of possible impairment is based on our ability to recover the carrying value of our asset based on our estimate of its undiscounted future cash flows. If these estimated undiscounted future cash flows are less than the carrying value of the asset, an impairment charge is recognized for the excess, if any, of the asset’s carrying value over its estimated fair value.

Intangibles

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business acquisitions. We review our goodwill for impairment at least annually and, when events or circumstances dictate, more frequently. All of our goodwill has been allocated to our reporting units, also referred to as “cruise brands”. Our goodwill impairment reviews consist of a two-step process. The first step is to determine the fair value of the cruise brand and compare it to the carrying value of the net assets allocated to the cruise brand. If this fair value exceeds the carrying value no further analysis or goodwill write-down is required. The second step is required if the fair value of the cruise brand is less than the carrying value of the net assets. In this step the estimated fair value of the cruise brand is allocated to all the underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their relative fair values. If necessary, goodwill is then written-down to its implied fair value.

Trademarks represent substantially all of our other intangibles. For certain acquisitions, we have allocated a portion of the purchase prices to the acquiree’s identified trademarks. Trademarks are estimated to have an indefinite useful life and, therefore, are not amortizable, but are reviewed for impairment at least annually and, when events or circumstances dictate, more frequently. Our trademarks would be considered impaired if their carrying value exceeds their estimated fair value. The costs of developing and maintaining our trademarks are expensed as incurred.

A significant amount of judgment is required in estimating the fair values of our cruise brands and trademarks.

Revenue and Expense Recognition

Guest cruise deposits represent unearned revenues and are initially recorded as customer deposit liabilities generally when received. Customer deposits are subsequently recognized as cruise revenues, together with revenues from onboard and other activities, and all associated direct costs and expenses of a voyage are recognized as cruise costs and expenses, upon completion of voyages with durations of ten nights or less and on a pro rata basis for voyages in excess of ten nights. The impact of recognizing these shorter duration cruise revenues and costs and expenses on a completed voyage basis versus on a pro rata basis is not material. Future travel discount vouchers issued to guests are recorded as a reduction of cruise passenger ticket revenues when such vouchers are utilized. Cancellation fees are recognized in cruise passenger ticket revenues at the time of the cancellation.

Our sale to guests of air and other transportation to and from our ships and the related cost of purchasing this service are recorded in cruise passenger ticket revenues and cruise transportation costs, respectively. The proceeds that we collect from the sale of third party shore excursions and on behalf of onboard concessionaires, net of the amounts remitted to them, are recorded as concession revenues in onboard and other cruise revenues. These amounts are recognized on a completed voyage or pro rata basis as discussed above.

Cruise passenger ticket revenues include fees and taxes levied by governmental authorities and collected by us from our guests. A portion of these fees and taxes vary with guest head counts and are directly imposed on a revenue-producing arrangement. This portion of the fees and taxes is expensed in commissions, transportation and other costs when the corresponding revenues are recognized. These fees and taxes included in passenger ticket revenues and commissions, transportation and other costs were $405 million, $346 million and $303 million in fiscal 2011, 2010 and 2009, respectively. The remaining portion of governmental fees and taxes are also included in passenger ticket revenues but are expensed in other ship operating expenses.

Revenues and expenses from our hotel, tour and transportation operations are recognized at the time the services are performed or expenses are incurred. Revenues from the leasing of our owned ships to an unaffiliated entity are recognized ratably over the term of the charter agreement using the straight-line method. See Note 11.

Insurance and Self-Insurance

We use a combination of insurance and self-insurance to address a number of risks including, among others, illness and injury to crew, guest injuries, pollution, damages to hull and machinery for each of our ships, war risks, workers’ compensation, employee health, directors and officers liability, property damages and general liabilities for third party claims. Substantially all the liabilities associated with crew illnesses and crew and guest injury claims are estimated actuarially based on historical claims experience, loss development factors and other assumptions. While we believe the estimated loss amounts accrued are adequate, the ultimate loss may differ from the amounts provided.

Selling and Administrative Expenses

Selling expenses include a broad range of advertising, such as marketing and promotional expenses. Advertising is charged to expense as incurred, except for media production costs. Media production costs are recorded as prepaid expenses and charged to expense upon the first airing of the advertisement. Advertising expenses totaled $527 million, $507 million and $508 million in fiscal 2011, 2010 and 2009, respectively. Administrative expenses represent the costs of our shoreside ship support, reservations and other administrative functions, and include, among others, salaries and related benefits, professional fees and occupancy costs, which are typically expensed as incurred.

Foreign Currency Translations and Transactions

Our underlying businesses generate earnings in a number of different currencies, principally the U.S. dollar, euros, sterling and Australian dollar. Each business determines its functional currency by reference to its relevant economic environment. We translate the assets and liabilities of our foreign operations that have functional currencies other than the U.S. dollar at exchange rates in effect at the balance sheet date. Revenues and expenses of these foreign operations are translated at weighted-average exchange rates for the reporting period. Their equity is translated at historical rates and the resulting cumulative foreign currency translation adjustments are included as a component of accumulated other comprehensive income (“AOCI”). Therefore, the U.S. dollar value of these non-equity translated items in our consolidated financial statements will fluctuate from period to period, depending on the changing value of the U.S. dollar versus these currencies.

Gains and losses arising from the remeasurement of monetary assets and liabilities and foreign currency transactions denominated in a currency other than the functional currency of the entity involved are immediately included in nonoperating earnings, unless such monetary liabilities have been designated to act as hedges of net investments in our foreign operations or such assets have been designated to act as hedges of ship commitments. These net gains or losses included in nonoperating earnings were insignificant in fiscal 2011, 2010 and 2009. In addition, the unrealized gains or losses on our long-term intercompany receivables denominated in a non-functional currency, which are not expected to be repaid in the foreseeable future and are therefore considered to form part of our net investments, are recorded as foreign currency translation adjustments, which are included as a component of AOCI.

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares outstanding during each period. Diluted earnings per share is computed by dividing adjusted net income by the weighted-average number of shares, common stock equivalents and other potentially dilutive securities outstanding during each period. For earnings per share purposes, Carnival Corporation common stock and Carnival plc ordinary shares are considered a single class of shares since they have equivalent rights (see Note 3). All shares that were issuable under our outstanding convertible notes that had contingent share conversion features were considered outstanding for our diluted earnings per share computations, if dilutive, using the “if converted” method of accounting from the date of issuance.

Share-Based Compensation

We recognize compensation expense for all share-based compensation awards using the fair value method. Share-based compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if less than the vesting period, when vesting is not contingent upon any future performance. For performance-based share awards, we recognize compensation cost over the vesting period based on the probability of the performance condition being achieved over the vesting period. If the performance condition is not met, compensation expense will not be recognized and any previously recognized compensation expense will be reversed. In addition, we estimate the amount of expected forfeitures, based on historical forfeiture experience, when calculating compensation cost. If the actual forfeitures that occur are significantly different from the estimate, then we revise our estimates.

DLC Arrangement	12 Months Ended
Nov. 30, 2011
DLC Arrangement

NOTE 3 – DLC Arrangement

In 2003, Carnival Corporation and Carnival plc (formerly known as P&O Princess Cruises plc) completed a DLC transaction, which implemented Carnival Corporation & plc’s DLC arrangement. The contracts governing the DLC arrangement provide that Carnival Corporation and Carnival plc each continue to have separate boards of directors, but the boards and senior executive management of both companies are identical. The constitutional documents of each of the companies also provide that, on most matters, the holders of the common equity of both companies effectively vote as a single body. On specified matters where the interests of Carnival Corporation’s shareholders may differ from the interests of Carnival plc’s shareholders (a “class rights action” such as transactions primarily designed to amend or unwind the DLC arrangement), each shareholder body will vote separately as a class. Generally, no class rights action will be implemented unless approved by both shareholder bodies.

Upon the closing of the DLC transaction, Carnival Corporation and Carnival plc also executed the Equalization and Governance Agreement, which provides for the equalization of dividends and liquidation distributions based on an equalization ratio and contains provisions relating to the governance of the DLC arrangement. Because the current equalization ratio is 1 to 1, one Carnival plc ordinary share is entitled to the same distributions, subject to the terms of the Equalization and Governance Agreement, as one share of Carnival Corporation common stock. In a liquidation of either company or both companies, if the hypothetical potential per share liquidation distributions to each company’s shareholders are not equivalent, taking into account the relative value of the two companies’ assets and the indebtedness of each company, to the extent that one company has greater net assets so that any liquidation distribution to its shareholders would not be equivalent on a per share basis, the company with the ability to make a higher net distribution is required to make a payment to the other company to equalize the possible net distribution to shareholders, subject to certain exceptions.

At the closing of the DLC transaction, Carnival Corporation and Carnival plc also executed deeds of guarantee. Under the terms of Carnival Corporation’s deed of guarantee, Carnival Corporation has agreed to guarantee all indebtedness and certain other monetary obligations of Carnival plc that are incurred under agreements entered into on or after the closing date of the DLC transaction. The terms of Carnival plc’s deed of guarantee mirror those of Carnival Corporation’s. In addition, Carnival Corporation and Carnival plc have each extended their respective deeds of guarantee to the other’s pre-DLC indebtedness and certain other monetary obligations, or alternatively have provided standalone guarantees in lieu of utilization of these deeds of guarantee, thus effectively cross guaranteeing all Carnival Corporation and Carnival plc indebtedness and certain other monetary obligations. Each deed of guarantee provides that the creditors to whom the obligations are owed are intended third party beneficiaries of such deed of guarantee.

The deeds of guarantee are governed and construed in accordance with the laws of the Isle of Man. Subject to the terms of the deeds of guarantee, the holders of indebtedness and other obligations that are subject to the deeds of guarantee will have recourse to both Carnival plc and Carnival Corporation, though a Carnival plc creditor must first make written demand on Carnival plc and a Carnival Corporation creditor on Carnival Corporation. Once the written demand is made by letter or other form of notice, the holders of indebtedness or other obligations may immediately commence an action against the relevant guarantor. Accordingly, there is no requirement under the deeds of guarantee to obtain a judgment, take other enforcement actions or wait any period of time prior to taking steps against the relevant guarantor. All actions or proceedings arising out of or in connection with the deeds of guarantee must be exclusively brought in courts in England.

Under the terms of the DLC transaction documents, Carnival Corporation and Carnival plc are permitted to transfer assets between the companies, make loans to or investments in each other and otherwise enter into intercompany transactions. The companies have entered into some of these types of transactions and may enter into additional transactions in the future to take advantage of the flexibility provided by the DLC arrangement, and to operate both companies as a single unified economic enterprise in the most effective manner. In addition, under the terms of the Equalization and Governance Agreement and the deeds of guarantee, the cash flow and assets of one company are required to be used to pay the obligations of the other company, if necessary.

Given our DLC arrangement, we believe that providing separate financial statements for each of Carnival Corporation and Carnival plc would not present a true and fair view of the economic realities of their operations. Accordingly, separate financial statements for both Carnival Corporation and Carnival plc have not been presented.

Property and Equipment	12 Months Ended
Nov. 30, 2011
Property and Equipment

NOTE 4 – Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2011		2010
Ships, including ship improvements	$39,764		$37,348
Ships under construction	526		696

	40,290		38,044
Land, buildings and improvements, including leasehold improvements and port facilities	898		858
Computer hardware and software, transportation equipment and other	1,016		934

Total property and equipment	42,204		39,836
Less accumulated depreciation and amortization	(10,150)		(8,869)

	$32,054	(a)	$30,967	(a)

(a)	At November 30, 2011 and 2010, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.5 billion, $12.1 billion, $0.2 billion and $0.2 billion, respectively.

Ships under construction include progress payments for the construction of new ships, as well as design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. Capitalized interest, substantially all on our ships under construction, amounted to $21 million, $26 million and $37 million in fiscal 2011, 2010 and 2009, respectively.

Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses, were $830 million, $797 million and $749 million in fiscal 2011, 2010 and 2009, respectively, and are substantially all included in other ship operating expenses.

In 2010, we recognized a $44 million gain on the sale of P&O Cruises (UK)’s Artemis as a reduction of other ship operating expenses. We operated Artemis under a bareboat charter agreement until April 2011.

During fiscal 2011, we reviewed certain of our ships for impairment since there were indicators of impairment. As a result of these reviews, in August 2011 we recorded $28 million of estimated impairment charges in other ship operating expenses as a result of the possible sales of the 754-passenger capacity Costa Marina, which was sold in November 2011, and the 1,460-passenger capacity Pacific Sun, which was sold in December 2011.

See Note 15 for a discussion of the January 2012 Costa Concordia incident.

Debt	12 Months Ended
Nov. 30, 2011
Debt

NOTE 5 – Debt

Long-term debt and short-term borrowings consisted of the following (in millions):

	November 30,
	2011(a)	2010(a)
SECURED LONG-TERM DEBT
Fixed rate export credit facilities, bearing interest at 5.4% and 5.5%, collateral released in 2011	$-	$328
Other	3	3

Total Secured Long-term Debt	3	331

UNSECURED LONG-TERM DEBT
Export Credit Facilities
Fixed rate, bearing interest at 4.2% to 5.5%, due through 2020 (b)	2,340	2,339
Euro fixed rate, bearing interest at 3.8% to 4.5%, due through 2025 (b)	470	503
Floating rate, bearing interest at LIBOR plus 1.3% to 1.6% (1.6% to 2.0%), due through 2023 (c)(d)	872	688
Euro floating rate, bearing interest at EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), due through 2026 (b)(e)	1,314	824
Bank Loans
Fixed rate, bearing interest at 2.7% to 4.4%, due through 2015 (b)(f)(g)	850	851
Euro fixed rate, bearing interest at 3.9% to 4.7%, due through 2021 (b)	350	406
Floating rate, bearing interest at LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), due through 2016 (g)(h)	500	150
Euro floating rate, bearing interest at EURIBOR plus 0.6% (2.1%), due in 2014 (b)(i)	135	262
Private Placement Notes
Fixed rate, bearing interest at 5.9% to 6.0%, due through 2016	121	123
Euro fixed rate, bearing interest at 6.7% to 7.3%, due through 2018 (b)	247	246
Publicly-Traded Notes
Fixed rate, bearing interest at 6.7% to 7.2%, due through 2028	528	529
Euro fixed rate, bearing interest at 4.3%, due in 2013	997	991
Sterling fixed rate, bearing interest at 5.6%, due in 2012	314	322
Other	31	59

Total Unsecured Long-term Debt	9,069	8,293

UNSECURED SHORT-TERM BORROWINGS
Commercial paper, with aggregate weighted-average interest rate of 0.3%, repaid in December 2011	162	696
Euro bank loans, with aggregate weighted-average interest rate of 1.8%, repaid in December 2011	119	44

Total Unsecured Short-term Borrowings	281	740

Total Unsecured Debt	9,350	9,033

Total Debt	9,353	9,364

Less short-term borrowings	(281)	(740)
Less current portion of long-term debt	(1,019)	(613)

Total Long-term Debt	$8,053	$8,011

(a)	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.

(b)	Includes an aggregate $3.5 billion of debt whose interest rate would increase upon a downgrade of the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+ to BBB, or A3 to Baa2, and will increase further upon additional credit rating downgrades, exclusive of the amount shown in Note (g).

(c)	In 2011, we borrowed $583 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Magic’s purchase price. This facility bears interest at LIBOR plus a margin of 160 basis points (“bps”) and is due in semi-annual installments through April 2023.

(d)	In 2011, we repaid $300 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Queen Elizabeth’s purchase price prior to its maturity dates through 2022.

(e)	In 2011, we borrowed $406 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAsol’s purchase price. This facility bears interest at EURIBOR plus a margin of 20 bps and is due in semi-annual installments through March 2023. In addition, in 2011 Costa borrowed $209 million under an unsecured euro-denominated export credit facility, which bears interest at EURIBOR plus a margin of 98 bps and is due in semi-annual installments through October 2026.

(f)	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.

(g)	Includes an aggregate $600 million of bank loans whose interest rate, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1, and will increase further upon additional credit rating downgrades.

(h)	In 2011, we repaid $150 million of an unsecured floating rate bank loan prior to its 2013 maturity date. In addition, in 2011 we borrowed an aggregate $500 million under four unsecured floating rate bank loans that mature through October 2016.

(i)	In 2011, we repaid $136 million of an unsecured floating rate euro-denominated bank loan prior to its 2014 maturity date.

At November 30, 2011, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2012	2013	2014	2015	2016	Thereafter	Total
Short-term borrowings	$281						$281
Long-term debt	1,019	$1,624	$1,557	$1,195	$780	$2,897	9,072

	$1,300	$1,624	$1,557	$1,195	$780	$2,897	$9,353

Debt issuance costs are generally amortized to interest expense using the straight-line method, which approximates the effective interest method, over the term of the debt. In addition, all debt issue discounts are amortized to interest expense using the effective interest rate method over the term of the notes.

Committed Ship Financings

We have unsecured long-term export credit committed ship financings, for which we have the option to draw in euros and/or U.S. dollars depending on the facility, in order to pay for a portion of our ships’ purchase prices. These commitments, if drawn, are generally repayable semi-annually over 12 years. We have the option to cancel each one at specified dates prior to the underlying ship’s delivery date.

At January 23, 2012, our committed ship financings are as follows:

Cruise Brands and Ships	Fiscal Year Scheduled for Funding	Amount
		(in millions)
North America
Carnival Cruise Lines
Carnival Breeze	2012	$560

Princess
Royal Princess	2013	538
Newbuild	2014	538

North America Cruise Brands		1,636

EAA
AIDA
AIDAmar	2012	389
Newbuild	2013	318
Newbuild	2015	452
Newbuild	2016	452
P&O Cruises (UK)
Newbuild	2015	554

Costa
Newbuild	2014	522

EAA Cruise Brands		2,687

		$4,323

Revolving Credit Facilities

In 2011, concurrent with the early termination of our existing multi-currency revolving credit facility for $2.0 billion (comprised of $1.2 billion, €400 million and £200 million), Carnival Corporation, Carnival plc and certain of Carnival plc’s subsidiaries entered into a five-year multi-currency revolving credit facility for $2.5 billion (comprised of $1.6 billion, €450 million and £150 million) (the “Facility”). The Facility currently bears interest at LIBOR/EURIBOR plus a margin of 65 bps. The margin will vary based on changes to Carnival Corporation’s and Carnival plc’s long-term senior unsecured credit ratings. We are required to pay a commitment fee of 35% of the margin per annum on any undrawn portion. If more than one-third or if more than two-thirds of the Facility is drawn, we will incur an additional 15 bps or 30 bps utilization fee, respectively, on the total amount outstanding.

At November 30, 2011, we also had two other revolving credit facilities with an aggregate $161 million available that mature through 2015. At November 30, 2011, $2.4 billion was available under our Facility and our other revolving credit facilities, net of outstanding commercial paper.

Commitments	12 Months Ended
Nov. 30, 2011
Commitments

NOTE 6 – Commitments

Ship Commitments

At November 30, 2011, we had 10 ships under contract for construction with an aggregate passenger capacity of 31,987. The estimated total cost of these ships is $6.6 billion, which includes the contract prices with the shipyards, design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. We have paid $0.5 billion through November 30, 2011 and anticipate paying $1.8 billion, $1.1 billion, $1.4 billion, $1.2 billion and $0.5 billion of the remaining estimated total costs in fiscal 2012, 2013, 2014, 2015 and 2016, respectively.

Operating Leases, Port Facilities and Other Commitments

Rent expense under our operating leases, primarily for office and warehouse space, was $59 million, $61 million and $54 million in fiscal 2011, 2010 and 2009, respectively. At November 30, 2011, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2012	2013	2014	2015	2016	Thereafter	Total
Operating leases	$41	$39	$34	$31	$28	$180	$353
Port facilities and other	120	118	104	101	103	743	1,289

	$161	$157	$138	$132	$131	$923	$1,642

Contingencies	12 Months Ended
Nov. 30, 2011
Contingencies

NOTE 7 – Contingencies

Litigation

In the normal course of our business, various claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of our liability, net of any insurance recoverables, is typically limited to our self-insurance retention levels. Management believes the ultimate outcome of these claims and lawsuits will not have a material adverse impact on our consolidated financial statements.

Contingent Obligations – Lease Out and Lease Back Type (“LILO”) Transactions

In April 2011, Carnival Corporation and certain participants voluntarily unwound $87 million of one of its LILO contingent liability transactions. Accordingly, at November 30, 2011 Carnival Corporation had estimated contingent obligations totaling $425 million, excluding termination payments as discussed below, to participants in LILO transactions for two of its ships. At the inception of these leases, the aggregate of the net present value of these obligations was paid by Carnival Corporation to a group of major financial institutions, who agreed to act as payment undertakers and directly pay these obligations. As a result, these contingent obligations are considered extinguished, and neither the funds nor the contingent obligations have been included in our accompanying Consolidated Balance Sheets.

In the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants, we estimate that we would, as of November 30, 2011, be responsible for a termination payment of $61 million. In 2017, we have the right to exercise options that would terminate these two LILO transactions at no cost to us.

In certain cases, if the credit ratings of the financial institutions who are directly paying the contingent obligations fall below AA-, then Carnival Corporation will be required to replace these financial institutions with other financial institutions whose credit ratings are at least AA or meet other specified credit requirements. In such circumstances we would incur additional costs, although we estimate that they would be immaterial to our consolidated financial statements. The two financial institution payment undertakers subject to this AA- credit rating threshold each have a credit rating of AA. If Carnival Corporation’s credit rating, which is BBB+, falls below BBB, it will be required to provide a standby letter of credit for $47 million, or, alternatively, provide mortgages for this aggregate amount on these two ships.

Contingent Obligations – Indemnifications

Some of the debt agreements that we enter into include indemnification provisions that obligate us to make payments to the counterparty if certain events occur. These contingencies generally relate to changes in taxes and changes in laws that increase lender capital costs and other similar costs. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business. There are no stated or notional amounts included in the indemnification clauses, and we are not able to estimate the maximum potential amount of future payments, if any, under these indemnification clauses. We have not been required to make any material payments under such indemnification clauses in the past and, under current circumstances, we do not believe a request for material future indemnification payments is probable.

Income and Other Taxes	12 Months Ended
Nov. 30, 2011
Income and Other Taxes

NOTE 8 – Income and Other Taxes

The following is a summary of our principal taxes and exemptions, which do not result in a material income tax expense. Income taxes in other jurisdictions where we do business are nominal.

U.S. Income Tax

We are primarily foreign corporations engaged in the business of operating cruise ships in international transportation. Our North American cruise ship business and certain ship-owning subsidiaries are engaged in a trade or business within the U.S. Depending on the itinerary of any particular ship, that ship may generate income from sources within the U.S. We believe that our U.S. source income and the income of our ship-owning subsidiaries, to the extent derived from, or incidental to, the international operation of a ship or ships, is currently exempt from U.S. federal income and branch profits tax.

In general, under Section 883 of the Internal Revenue Code, certain non-U.S. corporations (such as our North American cruise ship businesses) are not subject to U.S. federal income tax or branch profits tax on U.S. source income derived from, or incidental to, the international operation of a ship or ships. Applicable U.S. Treasury regulations provide, in general that a foreign corporation will qualify for the benefits of Section 883 if, in relevant part, (i) the foreign country in which the foreign corporation is organized grants an equivalent exemption to corporations organized in the U.S. (an “equivalent exemption jurisdiction”) and (ii) the foreign corporation meets a defined publicly-traded test. Subsidiaries of foreign corporations that are organized in an equivalent exemption jurisdiction and meet the publicly-traded test also benefit from Section 883. We believe that Panama is an equivalent exemption jurisdiction and Carnival Corporation currently qualifies as a publicly-traded corporation under the regulations. Accordingly, substantially all of Carnival Corporation’s income is exempt from U.S. federal income and branch profits tax.

Regulations under Section 883 list items that the Internal Revenue Service does not consider to be incidental to ship operations. Among the items identified as not incidental is income from the sale of air transportation, transfers, shore excursions and pre- and post-cruise land and tour packages to the extent earned from sources within the U.S.

We believe that the U.S. source transportation income earned by Carnival plc and its UK and Italian resident subsidiaries currently qualifies for exemption from U.S. federal income tax under applicable bilateral U.S. income tax treaties.

Our domestic U.S. operations, principally the hotel and transportation business of Holland America Princess Alaska Tours, are subject to state and federal income taxation in the U.S.

Carnival Corporation and Carnival plc and certain of their subsidiaries are subject to various U.S. state income taxes generally imposed on each state’s portion of the U.S. source income subject to U.S. federal income taxes. However, the state of Alaska imposes an income tax on its allocated portion of the total income of our companies doing business in Alaska and certain of their subsidiaries.

UK and Australian Income Tax

Cunard, P&O Cruises (UK) and P&O Cruises (Australia) are divisions of Carnival plc, which have elected to enter the UK tonnage tax regime. Companies to which the tonnage tax regime applies pay corporation taxes on profits calculated by reference to the net tonnage of qualifying ships. UK corporation tax is not chargeable under the normal UK tax rules on these brands’ relevant shipping income. Relevant shipping income includes income from the operation of qualifying ships and from shipping related activities.

For a company to be eligible for the regime, it must be subject to UK corporation tax and, among other matters, operate qualifying ships that are strategically and commercially managed in the UK. Companies within UK tonnage tax are also subject to a seafarer training requirement.

Our UK non-shipping activities that do not qualify under the UK tonnage tax regime remain subject to normal UK corporation tax. Dividends received from subsidiaries of Carnival plc doing business outside the UK are generally exempt from UK corporation tax.

Substantially all of P&O Cruises (Australia)’s income is exempt from Australian corporation taxes by virtue of the UK/Australian income tax treaty.

Italian, German, Portuguese and Spanish Income Tax

Carnival plc’s German and Spanish brands, AIDA and Ibero, are both divisions of Costa. Effective through fiscal 2014, Costa is entered into the Italian Tonnage Tax regime and Costa intends to reapply for an additional ten-year period beginning 2015. This regime taxes Costa’s, AIDA’s and Ibero’s shipping profits, as defined, which are principally all of their earnings, calculated by reference to the net tonnage of their qualifying ships.

Most of Costa’s and AIDA’s earnings not considered to be shipping profits for Italian Tonnage Tax purposes, will be taxed at an effective tax rate of approximately 6% under the Italian tax regime since all of their ships are Italian registered. The majority of AIDA’s earnings are exempt from German corporation taxes by virtue of the Italy/Germany income tax treaty.

All of Ibero’s ships are registered in Portugal. Provided certain local employment requirements are satisfied, most of Ibero’s income that is not considered to be shipping profits for Italian Tonnage Tax purposes was exempt from Portuguese income tax through 2011 and, in 2012, will be subject to Portuguese income tax at an effective rate of 3%, which will gradually increase to 5% in 2020. Ibero’s Spanish operations are minimal and, therefore, its Spanish income taxes are minimal.

In fiscal 2010, AIDA and Costa recognized a $30 million income tax benefit from an Italian investment incentive related to certain of their newbuild expenditures.

Brazilian and Mexican Income Tax

From November through March, Costa charters certain of its ships for operation in Brazil to a Brazilian subsidiary. The subsidiary’s earnings are subject to Brazilian resident income tax, and we believe payments this subsidiary makes to Costa are exempt from Brazilian income tax under Brazilian domestic law and the Italy/Brazil income tax treaty.

The operation of our port facility in Mexico is subject to the tax regime applicable to Mexican resident businesses.

Other

We recognize income tax benefits for uncertain tax positions, based solely on their technical merits, when it is more likely than not to be sustained upon examination by the relevant tax authority. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution. All interest expense related to income tax liabilities is included in income tax expense. Based on all known facts and circumstances and current tax law, we believe that the total amount of our uncertain income tax position liabilities and related accrued interest are not material to our financial position.

We do not expect to incur income taxes on future distributions of undistributed earnings of foreign subsidiaries and, accordingly, no deferred income taxes have been provided for the distribution of these earnings. In addition to or in place of income taxes, virtually all jurisdictions where our ships call impose taxes and/or fees based on guest counts, ship tonnage, passenger capacity or some other measure, and these taxes and/or fees are included in other ship operating expenses.

Shareholders' Equity	12 Months Ended
Nov. 30, 2011
Shareholders' Equity

NOTE 9 – Shareholders’ Equity

Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2011 and 2010, no Carnival Corporation preferred stock had been issued and only a nominal amount of Carnival plc preference shares had been issued.

In September 2007, our Boards of Directors authorized the repurchase of up to an aggregate of $1 billion of Carnival Corporation common stock and Carnival plc ordinary shares subject to certain restrictions (the “Repurchase Program”). The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.

During fiscal 2011, we repurchased 13.5 million shares of Carnival Corporation common stock for $413 million under the Repurchase Program. In addition, during 2011 Carnival Investments Limited, a subsidiary of Carnival Corporation, also repurchased 1.3 million ordinary shares of Carnival plc for $41 million under the Repurchase Program. During 2010 and 2009, there were no repurchases of Carnival Corporation common stock or Carnival plc ordinary shares under the Repurchase Program. At November 30, 2011, the remaining availability under the Repurchase Program was $334 million. There were no repurchases under the Repurchase Program from December 1, 2011 through January 23, 2012.

In addition to the Repurchase Program, the Boards of Directors have authorized the repurchase of up to 19.2 million Carnival plc ordinary shares and up to 31.5 million shares of Carnival Corporation common stock under the “Stock Swap” programs described below. We use the “Stock Swap” programs in situations where we can obtain an economic benefit because either Carnival Corporation common stock or Carnival plc ordinary shares are trading at a price that is at a premium or discount to the price of Carnival plc ordinary shares or Carnival Corporation common stock, as the case may be. This economic benefit is used for general corporate purposes, which could include repurchasing additional stock under the Repurchase Program. During 2011, no Carnival Corporation common stock or Carnival plc ordinary shares were sold or repurchased under the “Stock Swap” programs. All Carnival plc share repurchases under both the Repurchase Program and the “Stock Swap” authorizations require annual shareholder approval.

In fiscal 2010 and 2009, we sold 14.8 million shares and 5.8 million shares of Carnival plc ordinary shares held as treasury stock for $545 million and $187 million of net proceeds, respectively. In fiscal 2010 and 2009, substantially all of these net proceeds were used to fund the repurchase of 14.8 million shares and 5.8 million shares of Carnival Corporation common stock, respectively. We sold Carnival plc ordinary shares held in treasury, only to the extent we were able to purchase shares of Carnival Corporation in the U.S. on at least an equivalent basis under the “Stock Swap” program.

In fiscal 2009, we also sold 450,000 shares of Carnival Corporation common stock for $9 million of net proceeds, substantially all of which were used to fund the repurchase of 450,000 shares of Carnival plc ordinary shares. We sold Carnival Corporation common stock in the U.S., only to the extent we were able to purchase shares of Carnival plc in the UK on at least an equivalent basis under the “Stock Swap” program.

At November 30, 2011, there were 28.3 million shares of Carnival Corporation common stock reserved for issuance under its employee benefit and dividend reinvestment plans. In addition, Carnival plc shareholders have authorized 17.8 million ordinary shares for future issuance under its employee benefit plans.

At November 30, 2011 and 2010, accumulated other comprehensive loss consisted of the following (in millions):

	2011	2010
Cumulative foreign currency translation adjustments, net	$(123)	$(99)
Unrecognized pension expenses	(96)	(91)
Unrealized loss on marketable security	(17)	(16)
Net gains (losses) on cash flow derivative hedges	27	(48)

	$(209)	$(254)

Fair Value Measurements, Derivative Instruments and Hedging Activities	12 Months Ended
Nov. 30, 2011
Fair Value Measurements, Derivative Instruments and Hedging Activities

NOTE 10 – Fair Value Measurements, Derivative Instruments and Hedging Activities

Fair Value Measurements

U.S. accounting standards establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•

Level 1 measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

•

Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

•	Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between independent and knowledgeable market participants at the measurement date. Therefore, even when market assumptions are not readily available, our own assumptions are set to reflect those that we believe market participants would use in pricing the asset or liability at the measurement date.

The fair value measurement of a financial asset or financial liability must reflect the nonperformance risk of the counterparty and us. Therefore, the impact of our counterparty’s creditworthiness was considered when in an asset position, and our creditworthiness was considered when in a liability position in the fair value measurement of our financial instruments. Creditworthiness did not have a material impact on the fair values of our financial instruments at November 30, 2011 and 2010. Both the counterparties and we are expected to continue to perform under the contractual terms of the instruments. Considerable judgment may be required in interpreting market data used to develop the estimates of fair value. Accordingly, certain estimates of fair values presented herein are not necessarily indicative of the amounts that could be realized in a current or future market exchange.

Financial Instruments that are not Measured at Fair Value on a Recurring Basis

The estimated carrying and fair values of our financial instrument assets and (liabilities) that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2011		November 30, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents (a)	$358	$358	$404	$404
Long-term other assets (b)	$96	$90	$191	$178
Fixed rate debt (c)	$(6,251)	$(6,715)	$(6,689)	$(7,076)
Floating rate debt (c)	$(3,102)	$(3,057)	$(2,669)	$(2,630)
Other	$-	$-	$(6)	$(7)

(a)	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.

(b)	At November 30, 2011 and 2010, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.

(c)	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Financial Instruments that are Measured at Fair Value on a Recurring Basis

The estimated fair value and basis of valuation of our financial instrument assets and (liabilities) that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2011		November 30, 2010
	Level 1	Level 2	Level 1	Level 2
Cash equivalents (a)	$92	$-	$25	$-
Marketable securities held in rabbi trusts (b)	$98	$18	$105	$21
Derivatives
Fuel (c)	$-	$1	$-	$-
Ship foreign currency options (d)	$-	$-	$-	$8
Net investment hedges (e)	$-	$2	$-	$12
Interest rate swaps (f)	$-	$(9)	$-	$1

(a)	Cash equivalents are comprised of money market funds.

(b)	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

(c)	In fiscal 2011, we bought Brent crude oil (“Brent”) call options and sold Brent put options, collectively referred to as zero costs collars that established ceiling and floor Brent prices. At November 30, 2011, we had fuel derivatives for approximately 10% of our estimated fuel consumption for the second half of fiscal 2012 through fiscal 2015.

(d)	At November 30, 2010, we had foreign currency options totaling $785 million that were designated as foreign currency cash flow hedges for certain of our euro-denominated shipbuilding contracts. These foreign currency options matured in 2011.

(e)	At November 30, 2011 and 2010, we had foreign currency forwards totaling $183 million and $352 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency and were principally entered into to convert U.S. dollar-denominated debt into euro debt. These foreign currency forwards mature through July 2017.

(f)	We have both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $510 million and $512 million, respectively, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. These interest rate swaps mature through June 2012. In addition, we have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $320 million and $333 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022.

We measure our derivatives using valuations that are calibrated to the initial trade prices. Subsequent valuations are based on observable inputs and other variables included in the valuation models such as interest rate, yield and commodity price curves, forward currency exchange rates, credit spreads, maturity dates, volatilities and netting arrangements. We use the income approach to value derivatives for foreign currency options and forwards, interest rate swaps and fuel derivatives using observable market data for all significant inputs and standard valuation techniques to convert future amounts to a single present value amount, assuming that participants are motivated, but not compelled to transact. We also corroborate our fair value estimates using valuations provided by our counterparties.

Nonfinancial Instruments that are Measured at Fair Value on a Nonrecurring Basis

The reconciliation of the changes in the carrying amounts of our goodwill, which goodwill has been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2009	$1,898	$1,553	$3,451
Foreign currency translation adjustment	-	(131)	(131)

Balance at November 30, 2010	1,898	1,422	3,320
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	$1,898	$1,424	$3,322

As of July 31, 2011, we performed our annual goodwill impairment reviews by comparing the estimated fair value of the cruise brand to the carrying value of the net assets allocated to that cruise brand. All of our cruise brands carry goodwill, except for Seabourn. No goodwill was considered to be impaired because the estimated fair value of each cruise brand exceeded its respective carrying value and, accordingly, we did not proceed to step two of the impairment analysis.

In determining the estimated cruise brand fair values, we considered both their (a) discounted future cash flow analysis and (b) market multiples of comparable publicly-traded companies. The principal assumptions used in our cash flow analysis related to forecasting future operating results, include net revenue yields, net cruise costs including fuel prices, capacity changes, including the expected deployment of vessels into, or out of, the cruise brand, weighted-average cost of capital for comparable publicly-traded companies, adjusted for the risk attributable to the cruise brand including the geographic region in which it operates, that ranged from 10% to 13%, and terminal values, which are all considered level 3 inputs.

We believe the estimated fair value for each of our cruise brands that carry goodwill significantly exceeds the carrying value of their allocated net assets, except for Ibero. At July 31, 2011, Ibero’s estimated fair value only exceeded its carrying value by 2%, or $12 million, therefore, minor changes to these assumptions would lead to an Ibero impairment.

Given the continuing weakness of the Spanish economy and its impact on the vacation industry, it is possible that Ibero’s goodwill, which was $154 million at November 30, 2011, could become impaired in the future if the Spanish vacation industry does not recover enough to enable Ibero to increase its cruise pricing. The recoverability of Ibero’s goodwill is not without doubt because it is difficult to predict the timing of the resurgence of the Spanish economy and its vacation industry.

The reconciliation of the changes in the carrying amounts of our intangible assets not subject to amortization, which represent trademarks that have been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2009	$927	$409	$1,336
Foreign currency translation adjustment	-	(25)	(25)

Balance at November 30, 2010	927	384	$1,311
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	$927	$386	$1,313

As of July 31, 2011, we also performed our annual trademark impairment reviews by comparing the estimated fair values of our trademarks to their carrying values. The cruise brands that have trademarks recorded are AIDA, Ibero, P&O Cruises (Australia), P&O Cruises (UK) and Princess. We believe the estimated fair value for each of our recorded trademarks significantly exceeds its respective carrying value and, therefore, none of our trademarks were impaired. We estimated fair values based upon a discounted future cash flow analysis, which estimated the amount of royalties that we are relieved from having to pay for use of the associated trademarks, based upon forecasted cruise revenues and royalty rates that a market participant would use. The royalty rates are estimated primarily using comparable royalty agreements for similar industries.

The determination of our cruise brand and trademark fair values includes numerous assumptions that are subject to various risks and uncertainties. We believe that we have made reasonable estimates and judgments in determining whether our goodwill and trademarks have been impaired. However, if there is a material change in assumptions used in our determination of fair values or if there is a material change in the conditions or circumstances influencing fair values, then we may need to recognize a material impairment charge.

There have not been any events or circumstances subsequent to July 31, 2011, which we believe would require us to perform interim goodwill or trademark impairment reviews.

At November 30, 2011 and 2010, our intangible assets subject to amortization are immaterial to our consolidated financial statements.

Derivative Instruments and Hedging Activities

We utilize derivative and nonderivative financial instruments, such as foreign currency forwards, options and swaps, foreign currency debt obligations and foreign currency cash balances, to manage our exposure to fluctuations in certain foreign currency exchange rates, and interest rate swaps to manage our interest rate exposure in order to achieve a desired proportion of fixed and floating rate debt. In November 2011, we implemented a fuel derivatives program to mitigate a portion of the risk to our future cash flows attributable to potentially significant fuel price increases, which we define as our “economic risk.” Our policy is to not use any financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value. The changes in fair value are immediately included in earnings if the derivatives do not qualify as effective hedges, or if we do not seek to qualify for hedge accounting treatment, such as for our fuel derivatives. If a derivative is designated as a fair value hedge, then changes in the fair value of the derivative are offset against the changes in the fair value of the underlying hedged item. If a derivative is designated as a cash flow hedge, then the effective portion of the changes in the fair value of the derivative is recognized as a component of AOCI until the underlying hedged item is recognized in earnings or the forecasted transaction is no longer probable. If a derivative or a nonderivative financial instrument is designated as a hedge of our net investment in a foreign operation, then changes in the fair value of the financial instrument are recognized as a component of AOCI to offset a portion of the change in the translated value of the net investment being hedged, until the investment is sold or liquidated. We formally document hedging relationships for all derivative and nonderivative hedges and the underlying hedged items, as well as our risk management objectives and strategies for undertaking the hedge transactions.

We classify the fair values of all our derivative contracts and the fair values of our hedged firm commitments as either current or long-term depending on whether the maturity date of the derivative contract is within or beyond one year from the balance sheet date. Our derivative fair value amounts are included in prepaid expenses and other assets and accrued and other liabilities as the amounts are not significant. The cash flows from derivatives treated as hedges are classified in our accompanying Consolidated Statements of Cash Flows in the same category as the item being hedged. Our cash flows related to fuel derivatives, if any, will be classified within investing activities.

The effective portions of our net foreign currency derivative gains and (losses) on cash flow hedges recognized in other comprehensive income (loss) in fiscal 2011, 2010 and 2009 totaled $72 million, $(64) million and $101 million, respectively.

The effective portions of our net foreign currency derivative (losses) and gains on net investment hedges recognized in other comprehensive income (loss) in fiscal 2011, 2010 and 2009 totaled $(13) million, $84 million and $(49) million, respectively.

In fiscal 2011, we recognized unrealized net gains of $1 million on our fuel derivatives. There were no realized gains or losses recognized in fiscal 2011 on our fuel derivatives.

In fiscal 2010, we recognized a gain of $18 million on foreign currency forwards that were not designated as hedges, which we entered into for treasury management purposes. The gain on these foreign currency forwards included in nonoperating other income was offset by the loss incurred on the remeasurement of a non-functional currency monetary liability, which was also included in nonoperating other income.

There are no credit risk related contingent features in our derivative agreements, except for bilateral credit provisions within our fuel derivative counterparty agreements. These provisions require interest-bearing, non-restricted cash to be posted or received as collateral to the extent the fuel derivative fair value payable to or receivable from an individual counterparty, respectively, exceeds $100 million. At November 30, 2011, no collateral was required to be posted to or received from our fuel derivative counterparties.

The amount of estimated cash flow hedges’ unrealized gains and losses that are expected to be reclassified to earnings in the next twelve months is not significant. We have not provided additional disclosures of the impact that derivative instruments and hedging activities have on our consolidated financial statements as of November 30, 2011 and 2010 and for the years ended November 30, 2011, 2010 and 2009 where such impacts were not significant.

Foreign Currency Exchange Rate Risks

Overall Strategy

We manage our exposure to fluctuations in foreign currency exchange rates through our normal operating and financing activities, including netting certain exposures to take advantage of any natural offsets and, when considered appropriate, through the use of derivative and nonderivative financial instruments. Our primary focus is to manage the economic foreign currency exchange risks faced by our operations, which are the ultimate foreign currency exchange risks that would be realized by us if we exchanged one currency for another, and not accounting risks. Accordingly, we do not currently hedge foreign currency exchange accounting risks with derivative financial instruments. The financial impacts of the hedging instruments we do employ generally offset the changes in the underlying exposures being hedged.

Operational and Investment Currency Risks

The growth of our European and Australian cruise brands subjects us to an increasing level of foreign currency translation risk related to the euro, sterling and Australian dollar because these brands generate significant revenues and incur significant expenses in euro, sterling or the Australian dollar. Accordingly, exchange rate fluctuations of the euro, sterling and Australian dollar against the U.S. dollar will affect our reported financial results since the reporting currency for our consolidated financial statements is the U.S. dollar. Any weakening of the U.S. dollar against these foreign currencies has the financial statement effect of increasing the U.S. dollar values reported for cruise revenues and expenses. Strengthening of the U.S. dollar has the opposite effect.

Most of our brands have non-functional currency risk related to their international sales operations, which has become an increasingly larger part of most of their businesses over time, and primarily includes the euro, sterling and Australian, Canadian and U.S. dollars. In addition, all of our brands have non-functional currency expenses for a portion of their operating expenses. Accordingly, these brands’ revenues and expenses in non-functional currencies create some degree of natural offset for recognized transactional currency gains and losses due to currency exchange movements.

We consider our investments in foreign operations to be denominated in relatively stable currencies and of a long-term nature. We partially mitigate our net investment currency exposures by denominating a portion of our debt and other obligations, including the effect of foreign currency forwards, in our foreign operations’ functional currencies, generally the euro or sterling. As of November 30, 2011 and 2010, we have designated $3.6 billion and $3.0 billion of our euro and sterling debt and other obligations, respectively, which debt matures through 2021, as nonderivative hedges of our net investments in foreign operations. Accordingly, we have included $204 million and $183 million of cumulative foreign currency transaction gains in the cumulative translation adjustment component of AOCI at November 30, 2011 and 2010, respectively, which offsets a portion of the losses recorded in AOCI upon translating our foreign operations’ net assets into U.S. dollars. During fiscal 2011, 2010 and 2009, we recognized foreign currency transaction gains and (losses) of $21 million, $271 million and $(407) million, respectively, in the cumulative translation adjustment component of AOCI.

Newbuild Currency Risks

Our decisions regarding whether or not to hedge a non-functional currency ship commitment for our cruise brands are made on a case-by-case basis, taking into consideration the amount and duration of the exposure, market volatility, currency exchange rate correlation, economic trends, our overall expected net cash flows by currency and other offsetting risks. Our shipbuilding contracts are typically denominated in euros. In the past, we have used foreign currency derivative contracts and nonderivative financial instruments to manage foreign currency exchange rate risk for some of these ship construction contracts.

At November 30, 2011, none of our newbuild passenger capacity under contract that is exposed to currency exchange risk is hedged. The only newbuild contracts that have currency exchange risk for our cruise brands are two Princess and one P&O Cruises (UK) euro-denominated newbuild contracts with remaining commitments totaling $2.0 billion.

The cost of shipbuilding orders that we may place in the future for our cruise brands that is denominated in a currency that is different than their functional currency is expected to be affected by foreign currency exchange rate fluctuations. Given the movement in the U.S. dollar and sterling relative to the euro over the past several years, the U.S. dollar and sterling cost to order new cruise ships has been volatile. If the U.S. dollar or sterling declines against the euro, this may affect our desire to order future new cruise ships for U.S. dollar or sterling functional currency brands.

Interest Rate Risks

We manage our exposure to fluctuations in interest rates through our investment and debt portfolio management strategies. These strategies include purchasing high quality short-term investments with floating interest rates, and evaluating our debt portfolio to make periodic adjustments to the mix of fixed and floating rate debt through the use of interest rate swaps and the issuance of new debt or the early retirement of existing debt. At November 30, 2011, 65% and 35% (69% and 31% at November 30, 2010) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps.

Fuel Price Risks

Our exposure to market risk for changes in fuel prices substantially all relate to the consumption of fuel on our ships. As previously discussed, in fiscal 2011 we implemented a fuel derivatives program to mitigate a portion of our economic risk attributable to potentially significant fuel price increases. We designed our fuel derivatives program to maximize operational flexibility by utilizing derivative markets with significant trading liquidity. As part of our fuel derivatives program, we will evaluate various derivative products and strategies. During 2011, we entered into zero cost collars that established ceiling and floor Brent prices. These derivatives are based on Brent prices whereas the actual fuel used on our ships is marine fuel. Changes in the Brent prices may not show a high degree of correlation with changes in our underlying marine fuel prices. We will not realize any economic gain or loss upon the maturity of our zero cost collars unless the price of Brent is above the ceiling price or below the floor price. We believe that these derivatives will act as economic hedges, however hedge accounting is not applied.

At November 30, 2011, our outstanding fuel derivatives consisted of zero cost collars on Brent for a portion of our estimated fuel consumption as follows:

Maturities (a)	Barrels (in thousands)	Weighted-Average Floor Price	Weighted-Average Ceiling Price	Percent of Estimated Fuel Consumption
2012
Q3	522	$75	$135	10%
Q4	522	75	135	10%

	1,044	$75	$135

Fiscal 2013	2,112	$74	$132	10%

Fiscal 2014	2,112	$71	$128	10%

Fiscal 2015	2,160	$71	$125	10%

(a)	Fuel derivatives mature evenly over each quarter within the above fiscal years.

Concentrations of Credit Risk

As part of our ongoing control procedures, we monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Our maximum exposure under foreign currency and fuel derivative contracts and interest rate swap agreements that are in-the-money, which were not significant at November 30, 2011, is the replacement cost, net of any collateral received, which includes the value of the contracts, in the event of nonperformance by the counterparties to the contracts, all of which are currently our lending banks. We seek to minimize credit risk exposure, including counterparty nonperformance primarily associated with our cash equivalents, investments, committed financing facilities, contingent obligations, derivative instruments, insurance contracts and new ship progress payment guarantees, by normally conducting business with large, well-established financial institutions and insurance companies, and by diversifying our counterparties. In addition, we have guidelines regarding credit ratings and investment maturities that we follow to help safeguard liquidity and minimize risk. We normally do require collateral and/or guarantees to support notes receivable on significant asset sales, long-term ship charters and new ship progress payments to shipyards. We currently believe the risk of nonperformance by any of our significant counterparties is remote.

We also monitor the creditworthiness of travel agencies and tour operators in Europe and credit card providers to which we extend credit in the normal course of our business. Our credit exposure includes contingent obligations related to cash payments received directly by travel agents and tour operators for cash collected by them on cruise sales in most of the European Union for which we are obligated to provide credit in a like amount to these guests even if we do not receive payment from the travel agents or tour operators. Concentrations of credit risk associated with these receivables and contingent obligations are not considered to be material, primarily due to the large number of unrelated accounts within our customer base, the amount of these contingent obligations and their short maturities. We have experienced only minimal credit losses on our trade receivables and related contingent obligations. We do not normally require collateral or other security to support normal credit sales.

Segment Information	12 Months Ended
Nov. 30, 2011
Segment Information

NOTE 11 – Segment Information

We have three reportable cruise segments that are comprised of our (1) North America cruise brands, (2) EAA cruise brands and (3) Cruise Support. In addition, we have a Tour and Other segment.

Our North America cruise segment includes Carnival Cruise Lines, Holland America Line, Princess and Seabourn. Our EAA cruise segment includes AIDA, Costa, Cunard, Ibero, P&O Cruises (Australia) and P&O Cruises (UK). These individual cruise brand operating segments have been aggregated into two reportable segments based on the similarity of their economic and other characteristics, including types of customers, regulatory environment, maintenance requirements, supporting systems and processes and products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other corporate-wide services that are provided for the benefit of our cruise brands. Our Tour and Other segment represents the hotel, tour and transportation operations of Holland America Princess Alaska Tours and our two owned ships that we charter to an unaffiliated entity. The significant accounting policies of our segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.”

Selected information for our Cruise and Tour and Other segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2011
North America Cruise Brands	$8,921	$5,848	$938	$869	$1,266	$1,232	$21,642
EAA Cruise Brands	6,504	4,244	655	579	1,026	1,380	15,626
Cruise Support	90	3	103	31	(47)	68	795
Tour and Other	392	318	21	43	10	16	574	(b)
Intersegment elimination (a)	(114)	(114)	-	-	-	-	-

	$15,793	$10,299	$1,717	$1,522	$2,255	$2,696	$38,637

2010
North America Cruise Brands	$8,379	$5,294	$902	$843	$1,340	$1,082	$21,239
EAA Cruise Brands	5,730	3,572	584	505	1,069	2,260	14,849
Cruise Support	79	14	98	27	(60)	218	802
Tour and Other	403	334	30	41	(2)	19	600	(b)
Intersegment elimination (a)	(122)	(122)	-	-	-	-	-

	$14,469	$9,092	$1,614	$1,416	$2,347	$3,579	$37,490

2009
North America Cruise Brands	$7,815	$4,944	$896	$791	$1,184	$1,474	$21,073
EAA Cruise Brands	5,280	3,215	573	458	1,034	1,823	14,659
Cruise Support	78	12	89	25	(48)	58	593
Tour and Other	427	376	32	35	(16)	25	510	(b)
Intersegment elimination (a)	(140)	(140)	-	-	-	-	-

	$13,460	$8,407	$1,590	$1,309	$2,154	$3,380	$36,835

(a)	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”

(b)	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity.

Non-U.S. revenues for our cruise brands represent sales generated from outside the U.S. primarily by non-U.S. tour operators and non-U.S. travel agencies. Substantially all of our long-lived assets are located outside of the U.S. and consist principally of our ships and ships under construction.

Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2011	2010	2009
North America	$7,835	$7,467	$7,085
Europe	5,961	5,574	5,190
Australia and Asia	1,528	1,063	790
Others	469	365	395

	$15,793	$14,469	$13,460

Compensation Plans	12 Months Ended
Nov. 30, 2011
Compensation Plans

NOTE 12 – Compensation Plans

Equity Plans

We issue our share-based compensation awards under the Carnival Corporation and Carnival plc stock plans, which have an aggregate of 30.3 million shares available for future grant at November 30, 2011. These plans allow us to issue restricted stock awards, restricted stock units, performance-based share (“PBS”) awards and stock options (collectively “equity awards”). Equity awards are primarily granted to management level employees and members of our Boards of Directors. The plans are administered by a committee of our independent directors (the “Committee”) that determines which employees are eligible to participate, the monetary value or number of shares for which equity awards are to be granted and the amounts that may be exercised or sold within a specified term. These plans allow us to fulfill our equity award obligations using shares purchased in the open market or with unissued or treasury shares. Certain equity awards provide for accelerated vesting if we have a change in control, as defined.

Our total share-based compensation expense was $46 million, $43 million and $50 million in fiscal 2011, 2010 and 2009, respectively, of which $42 million, $40 million and $46 million has been included in selling and administrative expenses and $4 million, $3 million and $4 million in cruise payroll and related expenses in fiscal 2011, 2010 and 2009, respectively.

Stock Option Plans

The Committee generally set stock option exercise prices at 100% or more of the fair market value of the underlying common stock/ordinary shares on the date the option was granted. Generally, employee options either vest evenly over five years or at the end of three years. Our employee options granted prior to October 2005 have a ten-year term and those options granted thereafter have a seven-year term. In the fourth quarter of fiscal 2007, the Committee decided to cease granting employee stock options and to instead grant restricted stock awards (“RSAs”) or restricted stock units (“RSUs”) to our employee groups who were previously granted options. This change from options to RSAs or RSUs enables us to grant equity awards in a more uniform method to our employees. Since fiscal 2001, Carnival Corporation Board of Director options vest evenly over five years and have a ten-year term. In 2008, the Committee decided to also cease granting stock options to non-executive board members and will instead grant them RSAs and/or RSUs.

A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2011 was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)
Outstanding at November 30, 2010	12,719,848	$43.91
Exercised	(1,640,145)	$32.04
Forfeited or expired	(650,752)	$44.93

Outstanding at November 30, 2011	10,428,951	$45.65	2.0	$6

Exercisable at November 30, 2011	10,379,088	$45.66	2.0	$6

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2011.

As of the dates of exercise, the total intrinsic value of options exercised in fiscal 2011, 2010 and 2009 was $18 million, $17 million and $1 million, respectively. As of November 30, 2011, unrecognized compensation cost related to unvested stock options that will be recognized in 2012 was not significant.

RSAs/RSUs and PBS Awards

RSAs generally have the same rights as Carnival Corporation common stock, except for transfer restrictions and forfeiture provisions. RSAs have been granted to certain officers and non-executive board members and either have three or five-year cliff vesting or vest evenly over five years after the grant date. In addition, Carnival Corporation and Carnival plc grant RSUs that vest evenly over five years or at the end of three or five years after the grant date and accrue forfeitable dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared. The share-based compensation expense associated with RSAs/RSUs is based on the quoted market price of the Carnival Corporation or Carnival plc shares on the date of grant, and is amortized to expense using the straight-line method from the grant date through the earlier of the vesting date or the estimated retirement eligibility date.

In 2011, the Committee approved PBS awards to be granted to certain key Carnival Corporation & plc executives. These PBS awards are based on our earnings per share growth over a three-year period, with award opportunity to earn from zero to 200% of the number of target shares underlying the award achieved at the end of the third year. The PBS awards will accrue forfeitable dividend equivalents based on dividends declared.

During the year ended November 30, 2011, RSA/RSU and PBS activity was as follows:

	RSAs/RSUs		PBSs
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2010	4,153,127	$33.61	-	$-
Granted	940,623	$46.32	130,088	$45.07
Vested	(1,260,378)	$42.42	(12,508)	$44.61
Forfeited	(207,406)	$36.03	(588)	$44.61

Outstanding at November 30, 2011	3,625,966	$33.70	116,992	$45.12

The total grant date fair value of RSAs/ RSUs vested was $53 million, $28 million and $18 million in fiscal 2011, 2010 and 2009, respectively. As of November 30, 2011, there was $34 million of total unrecognized compensation cost related to RSAs/RSUs and PBSs. As of November 30, 2011, the total unrecognized compensation costs related to RSAs/RSUs and PBSs are expected to be recognized over a weighted-average period of 1.7 years and 2.2 years, respectively.

Defined Benefit Pension Plans

We have several single-employer defined benefit pension plans, which cover some of our shipboard and shoreside employees. The U.S. and UK shoreside employee plans are closed to new membership and are funded at or above the level required by U.S. or UK regulations. The remaining defined benefit plans are primarily unfunded. In determining all of our plans’ benefit obligations at November 30, 2011 and 2010, we assumed weighted-average discount rates of 4.5% and 5.0%, respectively. The net asset or net liability positions under these single-employer defined benefit pension plans are not material.

In addition, P&O Cruises (UK), Princess and Cunard participate in an industry-wide British Merchant Navy Officers Pension Fund (“MNOPF” or the “fund”), which is a defined benefit multiemployer pension plan available to certain of their British shipboard officers. The MNOPF is divided into two sections, the “New Section” and the “Old Section,” each of which covers a different group of participants, with the Old Section closed to further benefit accrual and the New Section only closed to new membership. At November 30, 2011, the New Section was estimated to have a funding deficit.

The MNOPF trustee had previously determined that the MNOPF’s New Section funding was inadequate based on its actuarially determined deficit. Substantially all of any MNOPF New Section deficit liability that we may have relates to the obligations of P&O Cruises (UK) and Princess, which existed prior to the formation of our DLC in 2003. We have not been able to record our estimated share of the ultimate fund deficit as of the DLC formation date or thereafter because our ultimate amount of the deficit was and remains uncertain. The amount of our share of the fund’s ultimate deficit could vary considerably if different assumptions and estimates are used to estimate the fund deficit. Therefore, we expense our portion of any deficit as amounts are invoiced by, and become due and payable to, the fund’s trustee. In 2010, we received a special assessment invoice from the fund’s trustee for an amount the trustee calculated to be our additional share of the entire MNOPF New Section deficit. The calculation was based on the March 31, 2009 actuarial valuations, as adjusted for subsequent market value recoveries. Accordingly, we recorded the full invoiced liability of $41 million in cruise payroll and related expense in 2010. It is still possible that the fund’s trustee may invoice us in the future for additional amounts.

We believe that while the Old Section had a funding deficit at November 30, 2008, there has been a surplus since November 30, 2009 and, accordingly, no expenses have been recorded for the Old Section in fiscal 2011, 2010 and 2009. If the Old Section has a funding deficit in the future and the fund’s trustee believes the fund requires further contributions, then it could result in them also invoicing us for our share of such amounts. We will record any required Old Section contributions in the same manner as the New Section. Our share of the Old Section deficit, if any, which covers predecessor employers’ officers employed prior to 1978, is not currently known and, accordingly, our share of any such contribution is not currently determinable.

P&O Cruises (UK) participates in an industry-wide British Merchant Navy Ratings Pension Fund (“MNRPF”), which is a defined benefit multiemployer pension plan available to certain of their shipboard British personnel. This plan is closed to new membership and has a significant funding deficit. Our estimated share of the ultimate fund deficit relates to the obligations of P&O Cruises (UK) that existed prior to the formation of our DLC in 2003. In 1999, we withdrew from the plan, but continued making voluntary payments through 2006. However, pursuant to a 2011 court order, it was determined that P&O Cruises (UK), along with other unrelated employers, were required to continue to be named participating employers of the plan. Based on the most recent actuarial valuation, which was performed as of March 31, 2008, the MNRPF had an accumulated funding deficit of $270 million. No decision has yet been reached as to how the deficit will be recovered, but we expect that the participating employers will be invoiced for their allocated share. We estimate probable contributions relating to our allocated share of the deficit to be $18 million, which is recorded as a liability in our accompanying Consolidated Balance Sheets. Depending on the outcome of future actuarial valuations and other decisions made by the trustee, it is possible that we will be required to fund amounts in excess of our recorded liability, which we will recognize in cruise payroll and related expense in future periods as amounts are invoiced by, and become due and payable to, the MNRPF’s trustee. The amount of such additional funding is not currently determinable, but is not expected to be material.

Total expense for all defined benefit pension plans, including multiemployer plans, was $46 million, $85 million and $36 million in fiscal 2011, 2010 and 2009, respectively.

Defined Contribution Plans

We have several defined contribution plans available to most of our employees. We contribute to these plans based on employee contributions, salary levels and length of service. Total expense for these plans was $21 million, $20 million and $16 million in fiscal 2011, 2010 and 2009, respectively.

Earnings Per Share	12 Months Ended
Nov. 30, 2011
Earnings Per Share

NOTE 13 – Earnings Per Share

Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2011	2010	2009
Net income	$1,912	$1,978	$1,790
Interest on dilutive convertible notes	-	11	12

Net income for diluted earnings per share	$1,912	$1,989	$1,802

Weighted-average common and ordinary shares outstanding	787	788	787
Dilutive effect of convertible notes	-	14	15
Dilutive effect of equity plans	2	3	2

Diluted weighted-average shares outstanding	789	805	804

Basic earnings per share	$2.43	$2.51	$2.27

Diluted earnings per share	$2.42	$2.47	$2.24

Anti-dilutive stock options excluded from diluted earnings per share computations	9	10	14

Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2011
Supplemental Cash Flow Information

NOTE 14 – Supplemental Cash Flow Information

Cash paid for interest, net of capitalized interest, was $358 million, $361 million and $366 million in fiscal 2011, 2010 and 2009, respectively. In addition, cash received (paid), net for income taxes was $9 million, $(15) million and $(27) million in fiscal 2011, 2010 and 2009, respectively.

Subsequent Event	12 Months Ended
Nov. 30, 2011
Subsequent Event

NOTE 15 – Subsequent Event

On January 13, 2012, the 2,978-passenger capacity Costa Concordia grounded off the coast of Isola del Giglio, Italy and sustained significant damage. The ship remains grounded and partially submerged. The net carrying value of this euro-denominated ship, including ship improvements, at December 31, 2011 was $490 million (at the December 31, 2011 exchange rate or €379 million). We have euro-denominated insurance coverage of $510 million (at the December 31, 2011 exchange rate or €395 million) for damage to the ship with a potential deductible of approximately $30 million as well as insurance for third party personal injury liability subject to an additional deductible of approximately $10 million for this incident. We self-insure for loss of use of the ship.

A damage assessment review of the ship is being undertaken to determine whether the ship can be repaired and what the total cost would be. If the ship is repairable, it is expected to be out-of-service for the remainder of fiscal 2012 if not longer.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2011
Basis of Presentation, Policy

Basis of Presentation

We consolidate entities over which we have control, as typically evidenced by a direct ownership interest of greater than 50%, or for which we are the primary beneficiary (see Note 3). We do not separately present our noncontrolling interests in the consolidated financial statements since the amounts are insignificant. For affiliates where significant influence over financial and operating policies exists, as typically evidenced by a direct ownership interest from 20% to 50%, the investment is accounted for using the equity method.

Preparation of Financial Statements, Policy

Preparation of Financial Statements

The preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed in our financial statements. Actual results may differ from the estimates used in preparing our consolidated financial statements. All significant intercompany balances and transactions are eliminated in consolidation.

Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

Cash and cash equivalents include investments with maturities of three months or less at acquisition, which are stated at cost. At November 30, 2011 and 2010, cash and cash equivalents are comprised of cash on hand, money market funds and time deposits.

Inventories, Policy

Inventories

Inventories consist primarily of food and beverage provisions, hotel and restaurant products and supplies, fuel and gift shop and art merchandise held for resale, which are all carried at the lower of cost or market. Cost is determined using the weighted-average or first-in, first-out methods.

Property and Equipment, Policy

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-28	0% or 15%
Buildings and improvements	5-35	0-10%
Computer hardware and software	3-7	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life	-

Our cruise business is very capital intensive. Each year, a capital program is developed for the improvement of our ships, as well as asset replacements to enhance efficiency of operations, gain strategic benefits or provide newer improved product offerings to our guests. Ship improvement costs that we believe add value to our ships, such as those incurred for refurbishments, safety and operational efficiencies, are capitalized to the ships and depreciated over their or the ships’ estimated remaining useful life, whichever is shorter, while costs of repairs and maintenance, including minor improvement costs, are charged to expense as incurred. We capitalize interest as part of acquiring ships and other capital projects during their construction period. The specifically identified or estimated cost and accumulated depreciation of previously capitalized ship components are written-off upon retirement, which may result in a loss on disposal that is included in other ship operating expenses.

Dry-dock costs primarily represent planned major maintenance activities that are incurred when a ship is taken out-of-service for scheduled maintenance. These costs are expensed as incurred and included in other ship operating expenses.

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. Upon the occurrence of a triggering event, the assessment of possible impairment is based on our ability to recover the carrying value of our asset based on our estimate of its undiscounted future cash flows. If these estimated undiscounted future cash flows are less than the carrying value of the asset, an impairment charge is recognized for the excess, if any, of the asset’s carrying value over its estimated fair value.

Intangibles, Policy

Intangibles

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business acquisitions. We review our goodwill for impairment at least annually and, when events or circumstances dictate, more frequently. All of our goodwill has been allocated to our reporting units, also referred to as “cruise brands”. Our goodwill impairment reviews consist of a two-step process. The first step is to determine the fair value of the cruise brand and compare it to the carrying value of the net assets allocated to the cruise brand. If this fair value exceeds the carrying value no further analysis or goodwill write-down is required. The second step is required if the fair value of the cruise brand is less than the carrying value of the net assets. In this step the estimated fair value of the cruise brand is allocated to all the underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their relative fair values. If necessary, goodwill is then written-down to its implied fair value.

Trademarks represent substantially all of our other intangibles. For certain acquisitions, we have allocated a portion of the purchase prices to the acquiree’s identified trademarks. Trademarks are estimated to have an indefinite useful life and, therefore, are not amortizable, but are reviewed for impairment at least annually and, when events or circumstances dictate, more frequently. Our trademarks would be considered impaired if their carrying value exceeds their estimated fair value. The costs of developing and maintaining our trademarks are expensed as incurred.

A significant amount of judgment is required in estimating the fair values of our cruise brands and trademarks.

Revenue and Expense Recognition, Policy

Revenue and Expense Recognition

Guest cruise deposits represent unearned revenues and are initially recorded as customer deposit liabilities generally when received. Customer deposits are subsequently recognized as cruise revenues, together with revenues from onboard and other activities, and all associated direct costs and expenses of a voyage are recognized as cruise costs and expenses, upon completion of voyages with durations of ten nights or less and on a pro rata basis for voyages in excess of ten nights. The impact of recognizing these shorter duration cruise revenues and costs and expenses on a completed voyage basis versus on a pro rata basis is not material. Future travel discount vouchers issued to guests are recorded as a reduction of cruise passenger ticket revenues when such vouchers are utilized. Cancellation fees are recognized in cruise passenger ticket revenues at the time of the cancellation.

Our sale to guests of air and other transportation to and from our ships and the related cost of purchasing this service are recorded in cruise passenger ticket revenues and cruise transportation costs, respectively. The proceeds that we collect from the sale of third party shore excursions and on behalf of onboard concessionaires, net of the amounts remitted to them, are recorded as concession revenues in onboard and other cruise revenues. These amounts are recognized on a completed voyage or pro rata basis as discussed above.

Cruise passenger ticket revenues include fees and taxes levied by governmental authorities and collected by us from our guests. A portion of these fees and taxes vary with guest head counts and are directly imposed on a revenue-producing arrangement. This portion of the fees and taxes is expensed in commissions, transportation and other costs when the corresponding revenues are recognized. These fees and taxes included in passenger ticket revenues and commissions, transportation and other costs were $405 million, $346 million and $303 million in fiscal 2011, 2010 and 2009, respectively. The remaining portion of governmental fees and taxes are also included in passenger ticket revenues but are expensed in other ship operating expenses.

Revenues and expenses from our hotel, tour and transportation operations are recognized at the time the services are performed or expenses are incurred. Revenues from the leasing of our owned ships to an unaffiliated entity are recognized ratably over the term of the charter agreement using the straight-line method. See Note 11.

Insurance and Self-Insurance, Policy

Insurance and Self-Insurance

We use a combination of insurance and self-insurance to address a number of risks including, among others, illness and injury to crew, guest injuries, pollution, damages to hull and machinery for each of our ships, war risks, workers’ compensation, employee health, directors and officers liability, property damages and general liabilities for third party claims. Substantially all the liabilities associated with crew illnesses and crew and guest injury claims are estimated actuarially based on historical claims experience, loss development factors and other assumptions. While we believe the estimated loss amounts accrued are adequate, the ultimate loss may differ from the amounts provided.

Selling and Administrative Expenses, Policy

Selling and Administrative Expenses

Selling expenses include a broad range of advertising, such as marketing and promotional expenses. Advertising is charged to expense as incurred, except for media production costs. Media production costs are recorded as prepaid expenses and charged to expense upon the first airing of the advertisement. Advertising expenses totaled $527 million, $507 million and $508 million in fiscal 2011, 2010 and 2009, respectively. Administrative expenses represent the costs of our shoreside ship support, reservations and other administrative functions, and include, among others, salaries and related benefits, professional fees and occupancy costs, which are typically expensed as incurred.

Foreign Currency Transactions and Translations, Policy

Foreign Currency Translations and Transactions

Our underlying businesses generate earnings in a number of different currencies, principally the U.S. dollar, euros, sterling and Australian dollar. Each business determines its functional currency by reference to its relevant economic environment. We translate the assets and liabilities of our foreign operations that have functional currencies other than the U.S. dollar at exchange rates in effect at the balance sheet date. Revenues and expenses of these foreign operations are translated at weighted-average exchange rates for the reporting period. Their equity is translated at historical rates and the resulting cumulative foreign currency translation adjustments are included as a component of accumulated other comprehensive income (“AOCI”). Therefore, the U.S. dollar value of these non-equity translated items in our consolidated financial statements will fluctuate from period to period, depending on the changing value of the U.S. dollar versus these currencies.

Gains and losses arising from the remeasurement of monetary assets and liabilities and foreign currency transactions denominated in a currency other than the functional currency of the entity involved are immediately included in nonoperating earnings, unless such monetary liabilities have been designated to act as hedges of net investments in our foreign operations or such assets have been designated to act as hedges of ship commitments. These net gains or losses included in nonoperating earnings were insignificant in fiscal 2011, 2010 and 2009. In addition, the unrealized gains or losses on our long-term intercompany receivables denominated in a non-functional currency, which are not expected to be repaid in the foreseeable future and are therefore considered to form part of our net investments, are recorded as foreign currency translation adjustments, which are included as a component of AOCI.

Earnings Per Share, Policy

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares outstanding during each period. Diluted earnings per share is computed by dividing adjusted net income by the weighted-average number of shares, common stock equivalents and other potentially dilutive securities outstanding during each period. For earnings per share purposes, Carnival Corporation common stock and Carnival plc ordinary shares are considered a single class of shares since they have equivalent rights (see Note 3). All shares that were issuable under our outstanding convertible notes that had contingent share conversion features were considered outstanding for our diluted earnings per share computations, if dilutive, using the “if converted” method of accounting from the date of issuance.

Share-Based Compensation, Policy

Share-Based Compensation

We recognize compensation expense for all share-based compensation awards using the fair value method. Share-based compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if less than the vesting period, when vesting is not contingent upon any future performance. For performance-based share awards, we recognize compensation cost over the vesting period based on the probability of the performance condition being achieved over the vesting period. If the performance condition is not met, compensation expense will not be recognized and any previously recognized compensation expense will be reversed. In addition, we estimate the amount of expected forfeitures, based on historical forfeiture experience, when calculating compensation cost. If the actual forfeitures that occur are significantly different from the estimate, then we revise our estimates.

General (Tables)	12 Months Ended
Nov. 30, 2011
Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed

As of January 23, 2012, the summary by cruise brand of our passenger capacity, the number of cruise ships we operate and the primary areas or countries from where our guests are sourced are as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets

North America
Carnival Cruise Lines	58,274	23	North America
Princess Cruises (“Princess”)	36,900	16	North America
Holland America Line	23,492	15	North America
Seabourn	1,974	6	North America

North America Cruise Brands	120,640	60

Europe, Australia & Asia (“EAA”)
Costa Cruises (“Costa”) (b)	29,286	14	Italy, France and Germany
P&O Cruises (UK)	14,610	7	United Kingdom (“UK”)
AIDA Cruises (“AIDA”)	14,248	8	Germany
Cunard	6,670	3	UK and North America
P&O Cruises (Australia) (c)	6,242	4	Australia
Ibero Cruises (“Ibero”)	4,176	3	Spain and South America

EAA Cruise Brands	75,232	39

	195,872	99

(a)	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.

(b)	Does not include the 2,978-passenger capacity Costa Concordia (See Note 15).

(c)	Includes the 1,460-passenger capacity Pacific Sun, which was sold in December 2011 to an unrelated entity and is being operated under a bareboat charter agreement until July 2012.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2011
Depreciation and Amortization Expense Computation

Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-28	0% or 15%
Buildings and improvements	5-35	0-10%
Computer hardware and software	3-7	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life	-

Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2011
Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2011		2010
Ships, including ship improvements	$39,764		$37,348
Ships under construction	526		696

	40,290		38,044
Land, buildings and improvements, including leasehold improvements and port facilities	898		858
Computer hardware and software, transportation equipment and other	1,016		934

Total property and equipment	42,204		39,836
Less accumulated depreciation and amortization	(10,150)		(8,869)

	$32,054	(a)	$30,967	(a)

(a)	At November 30, 2011 and 2010, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.5 billion, $12.1 billion, $0.2 billion and $0.2 billion, respectively.

Debt (Tables)	12 Months Ended
Nov. 30, 2011
Long-Term Debt and Short-Term Borrowings

Long-term debt and short-term borrowings consisted of the following (in millions):

	November 30,
	2011(a)	2010(a)
SECURED LONG-TERM DEBT
Fixed rate export credit facilities, bearing interest at 5.4% and 5.5%, collateral released in 2011	$-	$328
Other	3	3

Total Secured Long-term Debt	3	331

UNSECURED LONG-TERM DEBT
Export Credit Facilities
Fixed rate, bearing interest at 4.2% to 5.5%, due through 2020 (b)	2,340	2,339
Euro fixed rate, bearing interest at 3.8% to 4.5%, due through 2025 (b)	470	503
Floating rate, bearing interest at LIBOR plus 1.3% to 1.6% (1.6% to 2.0%), due through 2023 (c)(d)	872	688
Euro floating rate, bearing interest at EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), due through 2026 (b)(e)	1,314	824
Bank Loans
Fixed rate, bearing interest at 2.7% to 4.4%, due through 2015 (b)(f)(g)	850	851
Euro fixed rate, bearing interest at 3.9% to 4.7%, due through 2021 (b)	350	406
Floating rate, bearing interest at LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), due through 2016 (g)(h)	500	150
Euro floating rate, bearing interest at EURIBOR plus 0.6% (2.1%), due in 2014 (b)(i)	135	262
Private Placement Notes
Fixed rate, bearing interest at 5.9% to 6.0%, due through 2016	121	123
Euro fixed rate, bearing interest at 6.7% to 7.3%, due through 2018 (b)	247	246
Publicly-Traded Notes
Fixed rate, bearing interest at 6.7% to 7.2%, due through 2028	528	529
Euro fixed rate, bearing interest at 4.3%, due in 2013	997	991
Sterling fixed rate, bearing interest at 5.6%, due in 2012	314	322
Other	31	59

Total Unsecured Long-term Debt	9,069	8,293

UNSECURED SHORT-TERM BORROWINGS
Commercial paper, with aggregate weighted-average interest rate of 0.3%, repaid in December 2011	162	696
Euro bank loans, with aggregate weighted-average interest rate of 1.8%, repaid in December 2011	119	44

Total Unsecured Short-term Borrowings	281	740

Total Unsecured Debt	9,350	9,033

Total Debt	9,353	9,364

Less short-term borrowings	(281)	(740)
Less current portion of long-term debt	(1,019)	(613)

Total Long-term Debt	$8,053	$8,011

(a)	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.

(b)	Includes an aggregate $3.5 billion of debt whose interest rate would increase upon a downgrade of the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+ to BBB, or A3 to Baa2, and will increase further upon additional credit rating downgrades, exclusive of the amount shown in Note (g).

(c)	In 2011, we borrowed $583 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Magic’s purchase price. This facility bears interest at LIBOR plus a margin of 160 basis points (“bps”) and is due in semi-annual installments through April 2023.

(d)	In 2011, we repaid $300 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Queen Elizabeth’s purchase price prior to its maturity dates through 2022.

(e)	In 2011, we borrowed $406 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAsol’s purchase price. This facility bears interest at EURIBOR plus a margin of 20 bps and is due in semi-annual installments through March 2023. In addition, in 2011 Costa borrowed $209 million under an unsecured euro-denominated export credit facility, which bears interest at EURIBOR plus a margin of 98 bps and is due in semi-annual installments through October 2026.

(f)	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.

(g)	Includes an aggregate $600 million of bank loans whose interest rate, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1, and will increase further upon additional credit rating downgrades.

(h)	In 2011, we repaid $150 million of an unsecured floating rate bank loan prior to its 2013 maturity date. In addition, in 2011 we borrowed an aggregate $500 million under four unsecured floating rate bank loans that mature through October 2016.

(i)	In 2011, we repaid $136 million of an unsecured floating rate euro-denominated bank loan prior to its 2014 maturity date.

Scheduled Annual Maturities of Debt

At November 30, 2011, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2012	2013	2014	2015	2016	Thereafter	Total
Short-term borrowings	$281						$281
Long-term debt	1,019	$1,624	$1,557	$1,195	$780	$2,897	9,072

	$1,300	$1,624	$1,557	$1,195	$780	$2,897	$9,353

Committed Ship Financings

At January 23, 2012, our committed ship financings are as follows:

Cruise Brands and Ships	Fiscal Year Scheduled for Funding	Amount
		(in millions)
North America
Carnival Cruise Lines
Carnival Breeze	2012	$560

Princess
Royal Princess	2013	538
Newbuild	2014	538

North America Cruise Brands		1,636

EAA
AIDA
AIDAmar	2012	389
Newbuild	2013	318
Newbuild	2015	452
Newbuild	2016	452
P&O Cruises (UK)
Newbuild	2015	554

Costa
Newbuild	2014	522

EAA Cruise Brands		2,687

		$4,323

Commitments (Tables)	12 Months Ended
Nov. 30, 2011
Operating Leases, Port Facilities and Other Commitments

At November 30, 2011, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2012	2013	2014	2015	2016	Thereafter	Total
Operating leases	$41	$39	$34	$31	$28	$180	$353
Port facilities and other	120	118	104	101	103	743	1,289

	$161	$157	$138	$132	$131	$923	$1,642

Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2011
Accumulated Other Comprehensive (Loss) Income

At November 30, 2011 and 2010, accumulated other comprehensive loss consisted of the following (in millions):

	2011	2010
Cumulative foreign currency translation adjustments, net	$(123)	$(99)
Unrecognized pension expenses	(96)	(91)
Unrealized loss on marketable security	(17)	(16)
Net gains (losses) on cash flow derivative hedges	27	(48)

	$(209)	$(254)

Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2011
Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis

The estimated carrying and fair values of our financial instrument assets and (liabilities) that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2011		November 30, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents (a)	$358	$358	$404	$404
Long-term other assets (b)	$96	$90	$191	$178
Fixed rate debt (c)	$(6,251)	$(6,715)	$(6,689)	$(7,076)
Floating rate debt (c)	$(3,102)	$(3,057)	$(2,669)	$(2,630)
Other	$-	$-	$(6)	$(7)

(a)	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.

(b)	At November 30, 2011 and 2010, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.

(c)	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on a Recurring Basis

The estimated fair value and basis of valuation of our financial instrument assets and (liabilities) that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2011		November 30, 2010
	Level 1	Level 2	Level 1	Level 2
Cash equivalents (a)	$92	$-	$25	$-
Marketable securities held in rabbi trusts (b)	$98	$18	$105	$21
Derivatives
Fuel (c)	$-	$1	$-	$-
Ship foreign currency options (d)	$-	$-	$-	$8
Net investment hedges (e)	$-	$2	$-	$12
Interest rate swaps (f)	$-	$(9)	$-	$1

(a)	Cash equivalents are comprised of money market funds.

(b)	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

(c)	In fiscal 2011, we bought Brent crude oil (“Brent”) call options and sold Brent put options, collectively referred to as zero costs collars that established ceiling and floor Brent prices. At November 30, 2011, we had fuel derivatives for approximately 10% of our estimated fuel consumption for the second half of fiscal 2012 through fiscal 2015.

(d)	At November 30, 2010, we had foreign currency options totaling $785 million that were designated as foreign currency cash flow hedges for certain of our euro-denominated shipbuilding contracts. These foreign currency options matured in 2011.

(e)	At November 30, 2011 and 2010, we had foreign currency forwards totaling $183 million and $352 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency and were principally entered into to convert U.S. dollar-denominated debt into euro debt. These foreign currency forwards mature through July 2017.

(f)	We have both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $510 million and $512 million, respectively, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. These interest rate swaps mature through June 2012. In addition, we have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $320 million and $333 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022.

Reconciliation of the Changes in Carrying Amounts of Goodwill

The reconciliation of the changes in the carrying amounts of our goodwill, which goodwill has been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2009	$1,898	$1,553	$3,451
Foreign currency translation adjustment	-	(131)	(131)

Balance at November 30, 2010	1,898	1,422	3,320
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	$1,898	$1,424	$3,322

Reconciliation of the Changes in Carrying Amounts of Intangible Assets not Subject to Amortization, Which Represents Trademarks

The reconciliation of the changes in the carrying amounts of our intangible assets not subject to amortization, which represent trademarks that have been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total
Balance at November 30, 2009	$927	$409	$1,336
Foreign currency translation adjustment	-	(25)	(25)

Balance at November 30, 2010	927	384	$1,311
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	$927	$386	$1,313

Fuel Derivatives Outstanding

At November 30, 2011, our outstanding fuel derivatives consisted of zero cost collars on Brent for a portion of our estimated fuel consumption as follows:

Maturities (a)	Barrels (in thousands)	Weighted-Average Floor Price	Weighted-Average Ceiling Price	Percent of Estimated Fuel Consumption
2012
Q3	522	$75	$135	10%
Q4	522	75	135	10%

	1,044	$75	$135

Fiscal 2013	2,112	$74	$132	10%

Fiscal 2014	2,112	$71	$128	10%

Fiscal 2015	2,160	$71	$125	10%

(a)	Fuel derivatives mature evenly over each quarter within the above fiscal years.

Segment Information (Tables)	12 Months Ended
Nov. 30, 2011
Selected Information for Cruise and Tour and Other Segments

Selected information for our Cruise and Tour and Other segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2011
North America Cruise Brands	$8,921	$5,848	$938	$869	$1,266	$1,232	$21,642
EAA Cruise Brands	6,504	4,244	655	579	1,026	1,380	15,626
Cruise Support	90	3	103	31	(47)	68	795
Tour and Other	392	318	21	43	10	16	574	(b)
Intersegment elimination (a)	(114)	(114)	-	-	-	-	-

	$15,793	$10,299	$1,717	$1,522	$2,255	$2,696	$38,637

2010
North America Cruise Brands	$8,379	$5,294	$902	$843	$1,340	$1,082	$21,239
EAA Cruise Brands	5,730	3,572	584	505	1,069	2,260	14,849
Cruise Support	79	14	98	27	(60)	218	802
Tour and Other	403	334	30	41	(2)	19	600	(b)
Intersegment elimination (a)	(122)	(122)	-	-	-	-	-

	$14,469	$9,092	$1,614	$1,416	$2,347	$3,579	$37,490

2009
North America Cruise Brands	$7,815	$4,944	$896	$791	$1,184	$1,474	$21,073
EAA Cruise Brands	5,280	3,215	573	458	1,034	1,823	14,659
Cruise Support	78	12	89	25	(48)	58	593
Tour and Other	427	376	32	35	(16)	25	510	(b)
Intersegment elimination (a)	(140)	(140)	-	-	-	-	-

	$13,460	$8,407	$1,590	$1,309	$2,154	$3,380	$36,835

(a)	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”

(b)	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity.

Revenue by Geographic Area, Based on Where Guests are Sourced

Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2011	2010	2009
North America	$7,835	$7,467	$7,085
Europe	5,961	5,574	5,190
Australia and Asia	1,528	1,063	790
Others	469	365	395

	$15,793	$14,469	$13,460

Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2011
Summary of Carnival Corporation and Carnival Plc Stock Option Activity

A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2011 was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)
Outstanding at November 30, 2010	12,719,848	$43.91
Exercised	(1,640,145)	$32.04
Forfeited or expired	(650,752)	$44.93

Outstanding at November 30, 2011	10,428,951	$45.65	2.0	$6

Exercisable at November 30, 2011	10,379,088	$45.66	2.0	$6

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2011.

RSA, RSU and PBS Activity

During the year ended November 30, 2011, RSA/RSU and PBS activity was as follows:

	RSAs/RSUs		PBSs
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2010	4,153,127	$33.61	-	$-
Granted	940,623	$46.32	130,088	$45.07
Vested	(1,260,378)	$42.42	(12,508)	$44.61
Forfeited	(207,406)	$36.03	(588)	$44.61

Outstanding at November 30, 2011	3,625,966	$33.70	116,992	$45.12

Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2011
Basic and Diluted Earnings Per Share Computation

Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2011	2010	2009
Net income	$1,912	$1,978	$1,790
Interest on dilutive convertible notes	-	11	12

Net income for diluted earnings per share	$1,912	$1,989	$1,802

Weighted-average common and ordinary shares outstanding	787	788	787
Dilutive effect of convertible notes	-	14	15
Dilutive effect of equity plans	2	3	2

Diluted weighted-average shares outstanding	789	805	804

Basic earnings per share	$2.43	$2.51	$2.27

Diluted earnings per share	$2.42	$2.47	$2.24

Anti-dilutive stock options excluded from diluted earnings per share computations	9	10	14

Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed (Detail) (Natural Disasters and Other Casualty Events)	1 Months Ended
	Jan. 23, 2012 CruiseShip Passenger
Product Information [Line Items]
Passenger Capacity	195,872	[1]
Number of Cruise Ships	99
North America Carnival Cruise Lines
Product Information [Line Items]
Passenger Capacity	58,274	[1]
Number of Cruise Ships	23
Primary Markets	North America
North America Princess
Product Information [Line Items]
Passenger Capacity	36,900	[1]
Number of Cruise Ships	16
Primary Markets	North America
North America Holland America Line
Product Information [Line Items]
Passenger Capacity	23,492	[1]
Number of Cruise Ships	15
Primary Markets	North America
North America Seabourn
Product Information [Line Items]
Passenger Capacity	1,974	[1]
Number of Cruise Ships	6
Primary Markets	North America
North America Cruise Brands
Product Information [Line Items]
Passenger Capacity	120,640	[1]
Number of Cruise Ships	60
Europe, Australia & Asia ("EAA") Costa
Product Information [Line Items]
Passenger Capacity	29,286	[1],[2]
Number of Cruise Ships	14	[2]
Primary Markets	Italy, France and Germany	[2]
Europe, Australia & Asia ("EAA") P&O Cruises (UK)
Product Information [Line Items]
Passenger Capacity	14,610	[1]
Number of Cruise Ships	7
Primary Markets	United Kingdom ("UK")
Europe, Australia & Asia ("EAA") AIDA
Product Information [Line Items]
Passenger Capacity	14,248	[1]
Number of Cruise Ships	8
Primary Markets	Germany
Europe, Australia & Asia ("EAA") Cunard
Product Information [Line Items]
Passenger Capacity	6,670	[1]
Number of Cruise Ships	3
Primary Markets	UK and North America
Europe, Australia & Asia ("EAA") P&O Cruises (Australia)
Product Information [Line Items]
Passenger Capacity	6,242	[1],[3]
Number of Cruise Ships	4	[3]
Primary Markets	Australia	[3]
Europe, Australia & Asia ("EAA") Ibero Cruises ("Ibero")
Product Information [Line Items]
Passenger Capacity	4,176	[1]
Number of Cruise Ships	3
Primary Markets	Spain and South America
EAA Cruise Brands
Product Information [Line Items]
Passenger Capacity	75,232	[1]
Number of Cruise Ships	39

[1]	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.
[2]	Does not include the 2,978-passenger capacity Costa Concordia (See Note 15).
[3]	Includes the 1,460-passenger capacity Pacific Sun, which was sold in December 2011 to an unrelated entity and is being operated under a bareboat charter agreement until July 2012.

Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed (Parenthetical) (Detail)	Jan. 23, 2012 Natural Disasters and Other Casualty Events Passenger		Jan. 23, 2012 Costa Concordia Natural Disasters and Other Casualty Events Passenger	Nov. 30, 2011 Pacific Sun Passenger	Jan. 23, 2012 Pacific Sun Natural Disasters and Other Casualty Events Passenger
Product Information [Line Items]
Passenger Capacity	195,872	[1]	2,978	1,460	1,460

[1]	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.

Estimate of Average Useful Lives and Residual Values of Property and Equipment (Detail)	12 Months Ended
Nov. 30, 2011 Year
Ships
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	30
Residual values of property and equipment	15.00%
Ship improvements
Property, Plant and Equipment [Line Items]
Minimum average useful lives of property and equipment	3
Maximum average useful lives of property and equipment	28
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	15.00%
Buildings and improvements
Property, Plant and Equipment [Line Items]
Minimum average useful lives of property and equipment	5
Maximum average useful lives of property and equipment	35
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Computer hardware and software
Property, Plant and Equipment [Line Items]
Minimum average useful lives of property and equipment	3
Maximum average useful lives of property and equipment	7
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Transportation equipment and other
Property, Plant and Equipment [Line Items]
Minimum average useful lives of property and equipment	2
Maximum average useful lives of property and equipment	20
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Leasehold improvements, including port facilities
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	Shorter of lease term or related asset life

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Significant Accounting Policies [Line Items]
Adjustment amounts on gross basis in revenues and expenses	$ 405	$ 346	$ 303
Advertising expenses	$ 527	$ 507	$ 508

DLC Arrangement - Additional Information (Detail)	12 Months Ended
Nov. 30, 2011
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
DLC arrangement current equalization ratio	1

Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011		Nov. 30, 2010
Property, Plant and Equipment [Line Items]
Ships, including ship improvements	$ 39,764		$ 37,348
Ships under construction	526		696
Ships And Ships Under Construction Gross, Total	40,290		38,044
Land, buildings and improvements, including leasehold improvements and port facilities	898		858
Computer hardware and software, transportation equipment and other	1,016		934
Total property and equipment	42,204		39,836
Less accumulated depreciation and amortization	(10,150)		(8,869)
Property and Equipment, Net	$ 32,054	[1]	$ 30,967	[1]

[1]	At November 30, 2011 and 2010, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.5 billion, $12.1 billion, $0.2 billion and $0.2 billion, respectively.

Property and Equipment (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Nov. 30, 2011	Nov. 30, 2010
North America Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 17.9	$ 17.5
EAA Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	12.8	12.1
Cruise Support
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	0.2	0.2
Tour and Other
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 0.1	$ 0.2

Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2010 P And O Cruises Artemis	Aug. 31, 2011 Costa Marina	Nov. 30, 2011 Costa Marina Passenger	Nov. 30, 2011 Pacific Sun Passenger
Property, Plant, and Equipment Disclosure [Line Items]
Capitalized interest, primarily on ships under construction	$ 21	$ 26	$ 37
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses	830	797	749
Gain from sale of P&O Cruises' Artemis				44
Estimated impairment charges					$ 28
Passenger Capacity						754	1,460

Long-Term Debt and Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011		Nov. 30, 2010
Debt Outstanding [Line Items]
Secured Long-Term Debt	$ 3	[1]	$ 331	[1]
Unsecured Long-Term Debt	9,069	[1]	8,293	[1]
Unsecured Short-Term Debt	281	[1]	740	[1]
Total Unsecured Debt	9,350	[1]	9,033	[1]
Total Debt	9,353	[1]	9,364	[1]
Less short-term borrowings	(281)	[1]	(740)	[1]
Less current portion of long-term debt	(1,019)	[1]	(613)	[1]
Total Long-term Debt	8,053	[1]	8,011	[1]
Fixed Rate Export Credit Facilities Bearing Interest at 5.4 % and 5.5 % Collateral Released in 2011
Debt Outstanding [Line Items]
Secured Long-Term Debt			328	[1]
Other
Debt Outstanding [Line Items]
Secured Long-Term Debt	3	[1]	3	[1]
Unsecured Long-Term Debt	31	[1]	59	[1]
Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	2,340	[1],[2]	2,339	[1],[2]
Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	470	[1],[2]	503	[1],[2]
Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	872	[1],[3],[4]	688	[1],[3],[4]
Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	1,314	[1],[2],[5]	824	[1],[2],[5]
Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	850	[1],[2],[6],[7]	851	[1],[2],[6],[7]
Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	350	[1],[2]	406	[1],[2]
Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	500	[1],[7],[8]	150	[1],[7],[8]
Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (2.1%), Due in 2014
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	135	[1],[2],[9]	262	[1],[2],[9]
Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	121	[1]	123	[1]
Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	247	[1],[2]	246	[1],[2]
Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	528	[1]	529	[1]
Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	997	[1]	991	[1]
Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012
Debt Outstanding [Line Items]
Unsecured Long-Term Debt	314	[1]	322	[1]
Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3% Repaid In December 2011
Debt Outstanding [Line Items]
Unsecured Short-Term Debt	162	[1]	696	[1]
Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.8% Repaid In December 2011
Debt Outstanding [Line Items]
Unsecured Short-Term Debt	$ 119	[1]	$ 44	[1]

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.
[2]	Includes an aggregate $3.5 billion of debt whose interest rate would increase upon a downgrade of the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+ to BBB, or A3 to Baa2, and will increase further upon additional credit rating downgrades, exclusive of the amount shown in Note (g).
[3]	In 2011, we repaid $300 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Queen Elizabeth's purchase price prior to its maturity dates through 2022.
[4]	In 2011, we borrowed $583 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Magic's purchase price. This facility bears interest at LIBOR plus a margin of 160 basis points ("bps") and is due in semi-annual installments through April 2023.
[5]	In 2011, we borrowed $406 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAsol's purchase price. This facility bears interest at EURIBOR plus a margin of 20 bps and is due in semi-annual installments through March 2023. In addition, in 2011 Costa borrowed $209 million under an unsecured euro-denominated export credit facility, which bears interest at EURIBOR plus a margin of 98 bps and is due in semi-annual installments through October 2026.
[6]	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
[7]	Includes an aggregate $600 million of bank loans whose interest rate, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1, and will increase further upon additional credit rating downgrades.
[8]	In 2011, we repaid $150 million of an unsecured floating rate bank loan prior to its 2013 maturity date. In addition, in 2011 we borrowed an aggregate $500 million under four unsecured floating rate bank loans that mature through October 2016.
[9]	In 2011, we repaid $136 million of an unsecured floating rate euro-denominated bank loan prior to its 2014 maturity date.

Long-Term Debt and Short-Term Borrowings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011		Nov. 30, 2010		Nov. 30, 2010 Fixed Rate Export Credit Facilities Bearing Interest at 5.4 % and 5.5 % Collateral Released in 2011	Nov. 30, 2010 Fixed Rate Export Credit Facilities Bearing Interest at 5.4 % and 5.5 % Collateral Released in 2011 Fixed Rate Debt One	Nov. 30, 2010 Fixed Rate Export Credit Facilities Bearing Interest at 5.4 % and 5.5 % Collateral Released in 2011 Fixed Rate Debt Two	Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020		Nov. 30, 2010 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020		Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Minimum	Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Maximum	Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025		Nov. 30, 2010 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025		Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Minimum	Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Maximum	Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023		Nov. 30, 2010 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023		Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023 Minimum	Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.6% to 2.0%), Due Through 2023 Maximum	Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026		Nov. 30, 2010 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026		Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026 Minimum	Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (1.7% to 2.8%), Due Through 2026 Maximum	Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015		Nov. 30, 2010 Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015		Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015 Minimum	Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 2.7 % To 4.4 % Due In 2015 Maximum	Nov. 30, 2011 Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021		Nov. 30, 2010 Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021		Nov. 30, 2011 Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021 Minimum	Nov. 30, 2011 Bank Loans Euro fixed rate bank loans, bearing interest at 3.9% to 4.7%, due through 2021 Maximum	Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016		Nov. 30, 2010 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016		Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016 Minimum	Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 0.9% (1.1% to 1.5%), Due Through 2016 Maximum	Nov. 30, 2011 Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (2.1%), Due in 2014		Nov. 30, 2010 Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (2.1%), Due in 2014		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016		Nov. 30, 2010 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Minimum	Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Maximum	Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018		Nov. 30, 2010 Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018		Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018 Minimum	Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.7% to 7.3%, due through 2018 Maximum	Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028		Nov. 30, 2010 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028		Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Minimum	Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Maximum	Nov. 30, 2011 Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013		Nov. 30, 2010 Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013		Nov. 30, 2011 Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012		Nov. 30, 2010 Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012		Nov. 30, 2011 Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3% Repaid In December 2011	Nov. 30, 2011 Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.8% Repaid In December 2011	Nov. 30, 2011 U.S Dollar Denominated Debt	Nov. 30, 2010 U.S Dollar Denominated Debt	Nov. 30, 2011 Euro Denominated	Nov. 30, 2010 Euro Denominated	Nov. 30, 2011 Sterling Denominated Debt	Nov. 30, 2010 Sterling Denominated Debt	Nov. 30, 2011 Debt Interest Rate Subject To Credit Rating Changes	Nov. 30, 2011 Unsecured Floating Rate Export Credit Facilities	Nov. 30, 2011 Unsecured Floating Rate Export Credit Facilities LIBOR	Nov. 30, 2011 Unsecured Floating Rate Euro Denominated Export Credit Facility	Nov. 30, 2011 Unsecured Floating Rate Euro Denominated Export Credit Facility EURIBOR	Nov. 30, 2011 Fixed Rate Debt	Nov. 30, 2011 Debt Whose Interest Rate Will Increase On Reduction Of Credit Rating	Nov. 30, 2011 Unsecured Floating Rate Bank Loan	Nov. 30, 2011 Unsecured Floating Rate Bank Loan Due 2014	Nov. 30, 2011 Costa Cruises Unsecured Floating Rate Euro Denominated Export Credit Facility
Debt Outstanding [Line Items]
Debt instrument, released year					2011
Payments of unsecured debt																																																																																									$ 300						$ 150	$ 136
Debt instrument, interest rate above EURIBOR rate																														0.20%	1.00%																			0.60%
Debt instrument, interest rate						5.40%	5.50%					4.20%	5.50%					3.80%	4.50%					1.60%	2.00%					1.70%	2.80%					2.70%	4.40%					3.90%	4.70%					1.10%	1.50%	2.10%								5.90%	6.00%					6.70%	7.30%					6.70%	7.20%	4.30%				5.60%				0.30%	1.80%
Debt instrument, repayment period																																																																																2011-12	2011-12
Debt instrument maturity year								2020						2025						2023						2026						2015						2021						2016						2014				2016						2018						2028						2013				2012													2022						2013	2014
Unsecured Long-Term Debt	$ 9,069	[1]	$ 8,293	[1]				$ 2,340	[1],[2]	$ 2,339	[1],[2]			$ 470	[1],[2]	$ 503	[1],[2]			$ 872	[1],[3],[4]	$ 688	[1],[3],[4]			$ 1,314	[1],[2],[5]	$ 824	[1],[2],[5]			$ 850	[1],[2],[6],[7]	$ 851	[1],[2],[6],[7]			$ 350	[1],[2]	$ 406	[1],[2]			$ 500	[1],[7],[8]	$ 150	[1],[7],[8]			$ 135	[1],[2],[9]	$ 262	[1],[2],[9]	$ 121	[1]	$ 123	[1]			$ 247	[1],[2]	$ 246	[1],[2]			$ 528	[1]	$ 529	[1]			$ 997	[1]	$ 991	[1]	$ 314	[1]	$ 322	[1]									$ 3,500	$ 583		$ 406		$ 150	$ 600	$ 500		$ 209
Debt instrument Interest rate																																																																																										1.60%		0.20%					0.98%
Interest rate at facility																																																																																									LIBOR plus a margin of 160 basis points (“bps”) and is due in semi-annual installments through April 2023.		EURIBOR plus a margin of 20 bps and is due in semi-annual installments through March 2023.
Debt instrument maturity period																																																																																									2023-04		2023-03				2016-10		2026-10
Debt instrument, interest rate above LIBOR rate																								1.30%	1.60%																							0.70%	0.90%
Percentage of Total Debt																																																																																		56.00%	60.00%	41.00%	37.00%	3.00%	3.00%

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.
[2]	Includes an aggregate $3.5 billion of debt whose interest rate would increase upon a downgrade of the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from BBB+ to BBB, or A3 to Baa2, and will increase further upon additional credit rating downgrades, exclusive of the amount shown in Note (g).
[3]	In 2011, we repaid $300 million of an unsecured floating rate export credit facility that was borrowed to pay for a portion of Queen Elizabeth's purchase price prior to its maturity dates through 2022.
[4]	In 2011, we borrowed $583 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Magic's purchase price. This facility bears interest at LIBOR plus a margin of 160 basis points ("bps") and is due in semi-annual installments through April 2023.
[5]	In 2011, we borrowed $406 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAsol's purchase price. This facility bears interest at EURIBOR plus a margin of 20 bps and is due in semi-annual installments through March 2023. In addition, in 2011 Costa borrowed $209 million under an unsecured euro-denominated export credit facility, which bears interest at EURIBOR plus a margin of 98 bps and is due in semi-annual installments through October 2026.
[6]	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
[7]	Includes an aggregate $600 million of bank loans whose interest rate, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc from A3 to Baa1, and will increase further upon additional credit rating downgrades.
[8]	In 2011, we repaid $150 million of an unsecured floating rate bank loan prior to its 2013 maturity date. In addition, in 2011 we borrowed an aggregate $500 million under four unsecured floating rate bank loans that mature through October 2016.
[9]	In 2011, we repaid $136 million of an unsecured floating rate euro-denominated bank loan prior to its 2014 maturity date.

Scheduled Annual Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011
Debt Disclosure [Line Items]
Debt maturities in 2012	$ 1,300
Debt maturities in 2013	1,624
Debt maturities in 2014	1,557
Debt maturities in 2015	1,195
Debt maturities in 2016	780
Debt maturities thereafter	2,897
Total	9,353
Short-term Debt
Debt Disclosure [Line Items]
Debt maturities in 2012	281
Total	281
Long-term Debt
Debt Disclosure [Line Items]
Debt maturities in 2012	1,019
Debt maturities in 2013	1,624
Debt maturities in 2014	1,557
Debt maturities in 2015	1,195
Debt maturities in 2016	780
Debt maturities thereafter	2,897
Total	$ 9,072

Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Nov. 30, 2011 USD ($)	Nov. 30, 2010 USD ($)		Nov. 30, 2011 Revolving Credit Facility USD ($)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility USD ($) Year	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Termination USD ($)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility U.S Dollar Denominated Debt USD ($)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility U.S Dollar Denominated Debt Termination USD ($)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Euro Denominated EUR (€)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Euro Denominated Termination EUR (€)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Sterling Denominated Debt GBP (£)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Sterling Denominated Debt Termination GBP (£)	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Utilization of One Third of Available Line of Credit Facility	Nov. 30, 2011 Revolving Credit Facility Main Credit Facility Utilization of Two Third of Available Line of Credit Facility	Nov. 30, 2011 Revolving Credit Facility Backup Liquidity USD ($)
Debt Instrument [Line Items]
Line of credit maturity period	12 years
Debt Instrument, Maturity Years					5
Unsecured Long-Term Debt	$ 9,069 [1]	$ 8,293	[1]		$ 2,500	$ 2,000	$ 1,600	$ 1,200	€ 450	€ 400	£ 150	£ 200
Interest rate at facility DebtInstrumentInterestRateTerms LIBOR/EURIBOR plus a margin of 65 bps					LIBOR/EURIBOR plus a margin of 65 bps
Debt Instrument, Basis Spread on Variable Rate					0.65%
Commitment fee on undrawn facility					35.00%
Utilization fee on the total amount outstanding													0.15%	0.30%
Line of credit facility available amount				$ 2,400											$ 161
Debt instrument maturity year															2015

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2011, 56%, 41% and 3% (60%, 37% and 3% at November 30, 2010) of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2011, we believe we were in compliance with all of our debt covenants.

Committed Ship Financings (Detail) (Committed ship financings, USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 23, 2012
Long-term Purchase Commitment [Line Items]
Amount	$ 4,323
North America Carnival Cruise Lines | Carnival Breeze
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2012
Amount	560
North America Princess | Royal Princess 2013 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2013
Amount	538
North America Princess | Princess Newbuild 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Amount	538
North America Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	1,636
Europe, Australia & Asia ("EAA") AIDA | AIDAmar
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2012
Amount	389
Europe, Australia & Asia ("EAA") AIDA | Newbuild
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2013
Amount	318
Europe, Australia & Asia ("EAA") AIDA | AIDA Newbuild 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Amount	452
Europe, Australia & Asia ("EAA") AIDA | AIDA Newbuild 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	452
Europe, Australia & Asia ("EAA") P&O Cruises (UK) | Newbuild 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Amount	554
Europe, Australia & Asia ("EAA") Costa | Costa Newbuild 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Amount	522
EAA Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	$ 2,687

Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Commitments and Contingencies Disclosure [Line Items]
Rent expense under operating leases	$ 59,000,000	$ 61,000,000	$ 54,000,000
Ship Commitments
Commitments and Contingencies Disclosure [Line Items]
Ships under contract for construction	10
Aggregate passenger capacity of Ships under contract for construction	31,987
Estimated total cost of ships under contract	6,600,000,000
Payment for ships under construction	500,000,000
Anticipated payment for cost of ships due in 2012	1,800,000,000
Anticipated payment for cost of ships due in 2013	1,100,000,000
Anticipated payment for cost of ships due in 2014	1,400,000,000
Anticipated payment for cost of ships due in 2015	1,200,000,000
Anticipated payment for cost of ships due in 2016	$ 500,000,000

Operating Leases, Port Facilities and Other Commitments (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011
Operating leases
Operating Leases Future Minimum Payments Due In 2012	$ 41
Operating Leases Future Minimum Payments Due In 2013	39
Operating Leases Future Minimum Payments Due In 2014	34
Operating Leases Future Minimum Payments Due In 2015	31
Operating Leases Future Minimum Payments Due In 2016	28
Operating Leases Future Minimum Payments Due Thereafter	180
Operating Leases Future Minimum Payments Due	353
Port Facilities And Other
Port Facilities And Other Contractual Commitments Due In 2012	120
Port Facilities And Other Contractual Commitments Due In 2013	118
Port Facilities And Other Contractual Commitments Due In 2014	104
Port Facilities And Other Contractual Commitments Due In 2015	101
Port Facilities And Other Contractual Commitments Due In 2016	103
Port Facilities And Other Contractual Commitments Due In Thereafter	743
Port Facilities And Other Contractual Commitments Due	1,289
Leases And Other Future Minimum Payments
Leases And Other Future Minimum Payments Due In 2012	161
Leases And Other Future Minimum Payments Due In 2013	157
Leases And Other Future Minimum Payments Due In 2014	138
Leases And Other Future Minimum Payments Due In 2015	132
Leases And Other Future Minimum Payments Due In 2016	131
Leases And Other Future Minimum Payments Due Thereafter	923
Leases And Other Future Minimum Payments Due	$ 1,642

Contingencies - Additional Information (Detail) (Lease Out And Lease Back Type Transactions, USD $) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2011	Nov. 30, 2011
Lease Out And Lease Back Type Transactions
Commitments and Contingencies Disclosure [Line Items]
Voluntarily unwound amount of contingent liability transactions	$ 87
Estimated contingent obligations		425
Estimated termination payment in the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants		61
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB or, alternatively, provide mortgages for this aggregate amount on these two ships		$ 47

Income and Other Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Income Taxes [Line Items]
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures		$ 1	$ 16
Measurement of tax benefit, minimum likelihood of the largest amount being realized upon ultimate resolution	50.00%
ITALY
Income Taxes [Line Items]
Effective tax rate	6.00%
PORTUGAL
Income Taxes [Line Items]
Effective tax rate	3.00%
Effective tax rate in 2020	5.00%
AIDA And Costa Newbuild
Income Taxes [Line Items]
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures		$ 30

Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2007	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Stockholders Equity Note [Line Items]
Share repurchase program, aggregate value authorized for repurchase	$ 1,000,000,000
Share repurchased, Value		454,000,000	524,000,000	188,000,000
Stock repurchase program, remaining authorized amount		334,000,000
Sales of treasury stock			545,000,000	196,000,000
Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, authorized		40,000,000	40,000,000
Repurchase of Common Stock (in shares)		13,500,000	14,800,000	5,800,000
Share repurchased, Value		413,000,000
Share repurchase program additional authorized shares for repurchase		31,500,000
Treasury Stock Sold (in shares)				450,000
Sales of treasury stock				9,000,000
Common stock reserved for issuance pursuant to convertible notes, employee benefit and dividend reinvestment plans		28,300,000
CARNIVAL PLC
Stockholders Equity Note [Line Items]
Repurchase of Common Stock (in shares)		1,300,000		450,000
Share repurchased, Value		41,000,000
Share repurchase program additional authorized shares for repurchase		19,200,000
Treasury Stock Sold (in shares)			14,800,000	5,800,000
Sales of treasury stock			$ 545,000,000	$ 187,000,000
Common stock reserved for issuance pursuant to employee benefit plans		17,800,000

Accumulated Other Comprehensive (Loss) Income (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2011	Nov. 30, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative foreign currency translation adjustments, net	$ (123)	$ (99)
Unrecognized pension expenses	(96)	(91)
Unrealized loss on marketable security	(17)	(16)
Net gains (losses) on cash flow derivative hedges	27	(48)
Accumulated other comprehensive income (loss)	$ (209)	$ (254)

Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis (Detail) (Financial Instruments Not Measured at Fair Value on a Recurring Basis, USD $)
In Millions, unless otherwise specified	Nov. 30, 2011		Nov. 30, 2010
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 358	[1]	$ 404	[1]
Long-term other assets	96	[2]	191	[2]
Other			(6)
Carrying Value | Fixed Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	(6,251)	[3]	(6,689)	[3]
Carrying Value | Floating Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	(3,102)	[3]	(2,669)	[3]
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	358	[1]	404	[1]
Long-term other assets	90	[2]	178	[2]
Other			(7)
Fair Value | Fixed Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	(6,715)	[3]	(7,076)	[3]
Fair Value | Floating Rate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ (3,057)	[3]	$ (2,630)	[3]

[1]	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.
[2]	At November 30, 2011 and 2010, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.
[3]	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2011 and 2010 being higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on a Recurring Basis (Detail) (Financial Instruments Measured at Fair Value on a Recurring Basis, USD $)
In Millions, unless otherwise specified	Nov. 30, 2011		Nov. 30, 2010
Level 1 | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 92	[1]	$ 25	[1]
Level 1 | Marketable securities held in rabbi trusts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in rabbi trusts	98	[2]	105	[2]
Level 2 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	(9)	[3]	1	[3]
Level 2 | Marketable securities held in rabbi trusts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in rabbi trusts	18	[2]	21	[2]
Level 2 | Fuel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	1	[4]
Level 2 | Ship Foreign Currency Options
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives			8	[5]
Level 2 | Net investment hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	$ 2	[6]	$ 12	[6]

[1]	Cash equivalents are comprised of money market funds.
[2]	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
[3]	We have both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $510 million and $512 million, respectively, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. These interest rate swaps mature through June 2012. In addition, we have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2011 and 2010, these interest rate swap agreements effectively changed $320 million and $333 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022.
[4]	In fiscal 2011, we bought Brent crude oil ("Brent") call options and sold Brent put options, collectively referred to as zero costs collars that established ceiling and floor Brent prices. At November 30, 2011, we had fuel derivatives for approximately 10% of our estimated fuel consumption for the second half of fiscal 2012 through fiscal 2015.
[5]	At November 30, 2010, we had foreign currency options totaling $785 million that were designated as foreign currency cash flow hedges for certain of our euro-denominated shipbuilding contracts. These foreign currency options matured in 2011.
[6]	At November 30, 2011 and 2010, we had foreign currency forwards totaling $183 million and $352 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency and were principally entered into to convert U.S. dollar-denominated debt into euro debt. These foreign currency forwards mature through July 2017.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	Nov. 30, 2010 Ship Foreign Currency Options Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Net investment hedges Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2010 Net investment hedges Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Net investment hedges Financial Instruments Measured at Fair Value on a Recurring Basis Maximum	Nov. 30, 2011 Fuel Derivatives Second Half 2012 Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fuel Derivatives 2013 Maturity		Nov. 30, 2011 Fuel Derivatives 2013 Maturity Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fuel Derivatives 2014 Maturity		Nov. 30, 2011 Fuel Derivatives 2014 Maturity Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fuel Derivatives 2015 Maturity		Nov. 30, 2011 Fuel Derivatives 2015 Maturity Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fair Value Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2010 Fair Value Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Fair Value Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis Maximum	Nov. 30, 2011 Cash Flow Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2010 Cash Flow Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis	Nov. 30, 2011 Cash Flow Hedging Interest rate swaps Financial Instruments Measured at Fair Value on a Recurring Basis Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated percent of fuel consumption					10.00%	10.00%	[1]	10.00%	10.00%	[1]	10.00%	10.00%	[1]	10.00%
Total foreign currency options designated as foreign currency cash flow hedges for euro-denominated shipbuilding contracts	$ 785
Maturity of foreign currency derivatives	2011			July 2017
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency		183	352
Amount of interest rate swap agreements change, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt, for both U.S. dollar and sterling interest rate swaps designated as fair value hedges															510	512
Maturity of interest rate swaps																	2012-06			2022-02
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges																		$ 320	$ 333

[1]	Fuel derivatives mature evenly over each quarter within the above fiscal years.

Reconciliation of the Changes in Carrying Amounts of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011 North America Cruise Brands	Nov. 30, 2010 North America Cruise Brands	Nov. 30, 2009 North America Cruise Brands	Nov. 30, 2011 EAA Cruise Brands	Nov. 30, 2010 EAA Cruise Brands
Goodwill [Line Items]
Beginning Balance	$ 3,320	$ 3,451	$ 1,898	$ 1,898	$ 1,898	$ 1,422	$ 1,553
Foreign currency translation adjustment	2	(131)				2	(131)
Ending Balance	$ 3,322	$ 3,320	$ 1,898	$ 1,898	$ 1,898	$ 1,424	$ 1,422

Fair Value Measurements, Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended										12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2011 Fuel	Nov. 30, 2011 Ibero Cruise	Jul. 31, 2011 Ibero Cruise	Nov. 30, 2011 Euro And Sterling Debt And Other Obligations	Nov. 30, 2010 Euro And Sterling Debt And Other Obligations	Nov. 30, 2011 Princess Contract	Nov. 30, 2011 P And O Cruises UK Contract	Nov. 30, 2010 Nonoperating Income Expense	Nov. 30, 2011 Foreign Exchange Contract Cash Flow Hedging	Nov. 30, 2010 Foreign Exchange Contract Cash Flow Hedging	Nov. 30, 2009 Foreign Exchange Contract Cash Flow Hedging	Nov. 30, 2011 Foreign Exchange Contract Net investment hedges	Nov. 30, 2010 Foreign Exchange Contract Net investment hedges	Nov. 30, 2009 Foreign Exchange Contract Net investment hedges	Nov. 30, 2011 Minimum	Jul. 31, 2011 Minimum	Jul. 31, 2011 Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Percentage of weighted average cost of capital adjusted for risk																			10.00%	13.00%
Percentage by which Ibero's estimated fair value exceeds its carrying value						2.00%
Amount by which Ibero's estimated fair value exceeds its carrying value						$ 12,000,000
Goodwill	3,322,000,000	3,320,000,000	3,451,000,000		154,000,000
Effective portions of derivative gains and (losses) recognized in other comprehensive income (loss)												72,000,000	(64,000,000)	101,000,000	(13,000,000)	84,000,000	(49,000,000)
Unrealized net gains on fuel derivatives				1,000,000
Gain on foreign currency forwards that are not designated as hedges											18,000,000
Derivative asset, cash collateral netting, fair value																		100,000,000
Designated debt and other obligations as nonderivative hedges of net investments in foreign operations							3,600,000,000	3,000,000,000
Debt and other obligations maturity year							2021
Foreign currency contract commitments							2,000,000,000
Cumulative foreign currency transaction gains and (losses) included in the cumulative translation adjustment component of AOCI	204,000,000	183,000,000
Foreign currency translation adjustment	$ 21,000,000	$ 271,000,000	$ (407,000,000)
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	65.00%	69.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	35.00%	31.00%
Number of foreign currency contracts									2	1

Reconciliation of the Changes in Carrying Amounts of Intangible Assets not Subject to Amortization, Which Represents Trademarks (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011 North America Cruise Brands	Nov. 30, 2010 North America Cruise Brands	Nov. 30, 2009 North America Cruise Brands	Nov. 30, 2011 EAA Cruise Brands	Nov. 30, 2010 EAA Cruise Brands
Indefinite-lived Intangible Assets by Segment [Line Items]
Beginning Balance	$ 1,311	$ 1,336	$ 927	$ 927	$ 927	$ 384	$ 409
Foreign currency translation adjustment	2	(25)				2	(25)
Ending Balance	$ 1,313	$ 1,311	$ 927	$ 927	$ 927	$ 386	$ 384

Fuel Derivatives Outstanding (Detail)	Nov. 30, 2011 bbl
Fuel Derivatives 2012 Third Quarter Maturity
Derivative [Line Items]
Barrels	522,000	[1]
Weighted-Average Floor Price	75	[1]
Weighted-Average Ceiling Price	135	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]
Fuel Derivatives 2012 Fourth Quarter Maturity
Derivative [Line Items]
Barrels	522,000	[1]
Weighted-Average Floor Price	75	[1]
Weighted-Average Ceiling Price	135	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]
Fuel Derivatives Second Half 2012
Derivative [Line Items]
Barrels	1,044,000	[1]
Weighted-Average Floor Price	75	[1]
Weighted-Average Ceiling Price	135	[1]
Fuel Derivatives 2013 Maturity
Derivative [Line Items]
Barrels	2,112,000	[1]
Weighted-Average Floor Price	74	[1]
Weighted-Average Ceiling Price	132	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]
Fuel Derivatives 2014 Maturity
Derivative [Line Items]
Barrels	2,112,000	[1]
Weighted-Average Floor Price	71	[1]
Weighted-Average Ceiling Price	128	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]
Fuel Derivatives 2015 Maturity
Derivative [Line Items]
Barrels	2,160,000	[1]
Weighted-Average Floor Price	71	[1]
Weighted-Average Ceiling Price	125	[1]
Percent of Estimated Fuel Consumption	10.00%	[1]

[1]	Fuel derivatives mature evenly over each quarter within the above fiscal years.

Selected Information for Cruise and Tour and Other Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011		Nov. 30, 2010		Nov. 30, 2009
Segment Reporting Information [Line Items]
Revenues	$ 15,793		$ 14,469		$ 13,460
Operating expenses	10,299		9,092		8,407
Selling and administrative	1,717		1,614		1,590
Depreciation and amortization	1,522		1,416		1,309
Operating income (loss)	2,255		2,347		2,154
Capital expenditures	2,696		3,579		3,380
Total assets	38,637		37,490		36,835
North America Cruise Brands
Segment Reporting Information [Line Items]
Revenues	8,921		8,379		7,815
Operating expenses	5,848		5,294		4,944
Selling and administrative	938		902		896
Depreciation and amortization	869		843		791
Operating income (loss)	1,266		1,340		1,184
Capital expenditures	1,232		1,082		1,474
Total assets	21,642		21,239		21,073
EAA Cruise Brands
Segment Reporting Information [Line Items]
Revenues	6,504		5,730		5,280
Operating expenses	4,244		3,572		3,215
Selling and administrative	655		584		573
Depreciation and amortization	579		505		458
Operating income (loss)	1,026		1,069		1,034
Capital expenditures	1,380		2,260		1,823
Total assets	15,626		14,849		14,659
Cruise Support
Segment Reporting Information [Line Items]
Revenues	90		79		78
Operating expenses	3		14		12
Selling and administrative	103		98		89
Depreciation and amortization	31		27		25
Operating income (loss)	(47)		(60)		(48)
Capital expenditures	68		218		58
Total assets	795		802		593
Tour and Other
Segment Reporting Information [Line Items]
Revenues	392		403		427
Operating expenses	318		334		376
Selling and administrative	21		30		32
Depreciation and amortization	43		41		35
Operating income (loss)	10		(2)		(16)
Capital expenditures	16		19		25
Total assets	574	[1]	600	[1]	510	[1]
Intersegment elimination
Segment Reporting Information [Line Items]
Revenues	(114)	[2]	(122)	[2]	(140)	[2]
Operating expenses	$ (114)	[2]	$ (122)	[2]	$ (140)	[2]

[1]	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity.
[2]	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line "Intersegment elimination.

Revenue by Geographic Area, Based on Where Guests are Sourced (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 15,793	$ 14,469	$ 13,460
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	7,835	7,467	7,085
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,961	5,574	5,190
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,528	1,063	790
Others
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 469	$ 365	$ 395

Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended							12 Months Ended
	Nov. 30, 2011		Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2011 Deferred Compensation, Share-based Payments	Nov. 30, 2010 Deferred Compensation, Share-based Payments	Nov. 30, 2009 Deferred Compensation, Share-based Payments	Nov. 30, 2011 Europe, Australia & Asia ("EAA") P&O Cruises (UK)	Mar. 31, 2008 Europe, Australia & Asia ("EAA") P&O Cruises (UK)	Nov. 30, 2011 Cruise Support	Nov. 30, 2010 Cruise Support	Nov. 30, 2009 Cruise Support	Nov. 30, 2011 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2010 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2009 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2011 Stock Option And Award Plans	Nov. 30, 2011 Employee Stock Option	Nov. 30, 2010 Employee Stock Option	Nov. 30, 2009 Employee Stock Option	Nov. 30, 2011 Employee Stock Option Maximum	Nov. 30, 2011 Employee Stock Option Minimum	Nov. 30, 2011 Stock Options Granted Before October 2005 Year	Nov. 30, 2011 Stock Options Granted After October 2005 Year	Nov. 30, 2011 Directors Plan Year	Nov. 30, 2011 Restricted Stock Awards	Nov. 30, 2011 Restricted Stock Awards Maximum	Nov. 30, 2011 Restricted Stock Awards Minimum	Nov. 30, 2011 Restricted Stock Units	Nov. 30, 2011 Restricted Stock Units Maximum	Nov. 30, 2011 Restricted Stock Units Minimum	Nov. 30, 2011 PBS Year	Nov. 30, 2011 Restricted Stock and Restricted Stock Units Year	Nov. 30, 2010 Restricted Stock and Restricted Stock Units	Nov. 30, 2009 Restricted Stock and Restricted Stock Units	Nov. 30, 2011 Pension Plans, Defined Benefit	Nov. 30, 2010 Pension Plans, Defined Benefit	Nov. 30, 2009 Pension Plans, Defined Benefit	Nov. 30, 2010 Pension Plans, Defined Benefit Cruise Support	Nov. 30, 2011 Defined Contribution Pension	Nov. 30, 2010 Defined Contribution Pension	Nov. 30, 2009 Defined Contribution Pension
Employee Benefits Disclosure [Line Items]
Shares available for future grant																30.3
Share-based compensation expense	$ 46		$ 43	$ 50
Share-based compensation expense included in selling, general and administrative expense	1,717		1,614	1,590	42	40	46			103	98	89
Share-based compensation expense included in cruise payroll expenses	1,723		1,611	1,498									4	3	4
Percentage of exercise price of options to purchase common stock of market value																	100.00%
Award vesting period description																	Employee options either vest evenly over five years or at the end of three years.								RSAs have been granted to certain officers and non-executive board members and either have three or five-year cliff vesting or vest evenly over five years after the grant date			Carnival Corporation and Carnival plc grant RSUs that vest evenly over five years or at the end of three or five years after the grant date and accrue dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared
Employee options vesting period																				5 years	3 years			5 years		5 years	3 years		5 years	3 years
Employee options vest terms (in year)																						10	7	10
Intrinsic value of options exercised		[1]															18	17	1
PBS awards earnings per share growth period																															3 years
PBS award opportunity to earn, minimum																															0.00%
PBS award opportunity to earn, maximum																															200.00%
Share based awards, Grant date fair value																																53	28	18
Unrecognized compensation cost																																34
Weighted-average period over which cost is expected to be recognized																															2.2	1.7
Weighted-average discount rates																																			4.50%	5.00%
Liability in cruise payroll and related expense																																						41
Accumulated Pension fund deficit									270
Estimated allocated share of accumulated pension fund deficit								18
Defined plan expense																																			$ 46	$ 85	$ 36		$ 21	$ 20	$ 16

[1]	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2011.

Summary of Carnival Corporation and Carnival Plc Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2011 Year
Shares
Outstanding Beginning Balance	12,719,848
Exercised	(1,640,145)
Forfeited or expired	(650,752)
Outstanding Ending Balance	10,428,951
Exercisable at November 30, 2011	10,379,088
Weighted-Average Exercise Price
Outstanding Beginning Balance	$ 43.91
Exercised	$ 32.04
Forfeited or expired	$ 44.93
Outstanding Ending Balance	$ 45.65
Exercisable at November 30, 2011	$ 45.66
Weighted-Average Remaining Contractual Term
Exercised
Forfeited or expired
Outstanding Ending Balance	2
Exercisable at November 30, 2011	2
Aggregate Intrinsic Value
Exercised		[1]
Forfeited or expired		[1]
Outstanding Ending Balance	6	[1]
Exercisable at November 30, 2011	$ 6	[1]

[1]	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2011.

RSA, RSU and PBS Activity (Detail) (USD $)	12 Months Ended
Nov. 30, 2011
Restricted Stock and Restricted Stock Units
Shares
Outstanding Beginning Balance	4,153,127
Granted	940,623
Vested	(1,260,378)
Forfeited	(207,406)
Outstanding Ending Balance	3,625,966
Weighted-Average Grant Date Fair Value
Outstanding Beginning Balance	$ 33.61
Granted	$ 46.32
Vested	$ 42.42
Forfeited	$ 36.03
Outstanding Ending Balance	$ 33.7
PBS
Shares
Granted	130,088
Vested	(12,508)
Forfeited	(588)
Outstanding Ending Balance	116,992
Weighted-Average Grant Date Fair Value
Granted	$ 45.07
Vested	$ 44.61
Forfeited	$ 44.61
Outstanding Ending Balance	$ 45.12

Basic and Diluted Earnings Per Share Computation (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income	$ 1,912	$ 1,978	$ 1,790
Interest on dilutive convertible notes		11	12
Net income for diluted earnings per share	$ 1,912	$ 1,989	$ 1,802
Weighted-average common and ordinary shares outstanding	787	788	787
Dilutive effect of convertible notes		14	15
Dilutive effect of equity plans	2	3	2
Diluted weighted-average shares outstanding	789	805	804
Basic earnings per share	$ 2.43	$ 2.51	$ 2.27
Diluted earnings per share	$ 2.42	$ 2.47	$ 2.24
Stock Option
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Anti-dilutive stock options excluded from diluted earnings per share computations	9	10	14

Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Cash Flow Supplemental Disclosures [Line Items]
Cash paid for interest, net of capitalized interest	$ 358	$ 361	$ 366
Cash received (paid), net for income taxes	$ 9	$ (15)	$ (27)

Subsequent Event - Additional Information (Detail) (Natural Disasters and Other Casualty Events) In Millions, unless otherwise specified	Jan. 23, 2012 Passenger		Jan. 13, 2012 Costa Concordia Passenger	Dec. 31, 2011 Costa Concordia USD ($)	Dec. 31, 2011 Costa Concordia EUR (€)
Subsequent Event [Line Items]
Passenger Capacity	195,872	[1]	2,978
Carrying value of ship, including ship improvements				$ 490	€ 379
Insurance coverage for damage to ship				510	395
Insurance deductible for damage to the ship				30
Insurance deductible for third party personal injury liability				$ 10

[1]	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.